Filed electronically with the Securities and Exchange
                         Commission on February 12, 1999

File No. 33-11802
File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                           Pre-Effective Amendment No.                     /   /
                         Post-Effective Amendment No. 23                   / X /
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

Amendment No. 24                                                           / X /

                             Kemper Investors Fund
                             ---------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                            --------------
                       Phillip J. Collora, Vice President
                                   Secretary
                             KEMPER INVESTORS FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/   /    On __________________ pursuant to paragraph (b)
/ X /    On May 1, 1999 pursuant to paragraph (a) (1)
/   /    On May 1, 1999 pursuant to paragraph (a) (2) of Rule 485
/   /    On ____________ pursuant to paragraph (a) (3) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Kemper Variable Series
Prospectus May 1, 1999
222 South Riverside Plaza
Chicago, Illinois 60606
1-800-778-1482

Kemper Variable Series offers a choice of 22 investment portfolios to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

The 22 portfolios are:

Kemper Money Market Portfolio
Kemper Government Securities Portfolio
Kemper Investment Grade Bond Portfolio
Kemper High Yield Portfolio
Kemper Total Return Portfolio
Kemper Blue Chip Portfolio
Kemper Growth Portfolio
Kemper Aggressive Growth Portfolio
Kemper Horizon 20+ Portfolio
Kemper Horizon 10+ Portfolio
Kemper Horizon 5 Portfolio
Kemper Small Cap Growth Portfolio
Kemper Technology Growth Portfolio
Kemper Value+Growth Portfolio
Kemper Contrarian Value Portfolio
Kemper-Dreman High Return Equity Portfolio
Kemper Small Cap Value Portfolio
Kemper-Dreman Financial Services Portfolio
Kemper Global Income Portfolio
Kemper International Growth and Income Portfolio
Kemper Global Blue Chip Portfolio
Kemper International Portfolio

     Shares of the Portfolios are available exclusively as pooled funding vehicles for variable life insurance and variable annuity contracts of Participating Insurance Companies.

Shares of the Portfolios are not FDIC-insured, have no bank guarantees and may lose value.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   CONTENTS

Kemper Money Market Portfolio..............................................4
Kemper Government Securities Portfolio.....................................7
Kemper Investment Grade Bond Portfolio....................................11
Kemper High Yield Portfolio...............................................14
Kemper TOTAL RETURN Portfolio.............................................17
Kemper Blue Chip Portfolio................................................21
Kemper Growth Portfolio...................................................24
Kemper Aggressive Growth Portfolio........................................27
Kemper Horizon 20+ Portfolio..............................................30
Kemper Horizon 10+ Portfolio..............................................35
Kemper Horizon 5 Portfolio................................................40
Kemper Small Cap Growth Portfolio.........................................45
Kemper Technology Growth Portfolio........................................49
Kemper Value+Growth Portfolio.............................................51
Kemper Contrarian Value Portfolio.........................................54
Kemper-Dreman High Return Equity Portfolio................................58
Kemper Small Cap Value Portfolio..........................................61
Kemper-Dreman Financial Services Portfolio................................65
Kemper Global Income Portfolio............................................68
Kemper Global Blue Chip Portfolio.........................................71
Kemper International Growth And Income Portfolio..........................73
Kemper International Portfolio............................................75
Share Price...............................................................87
Purchase And Redemption...................................................88
Distributions And Taxes...................................................88
Financial Highlights......................................................90

Fund Investment Concept

Kemper Variable Series ("Fund") is a funding vehicle for variable life insurance contracts ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VLI contracts and VA contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken. The VLI contracts and the VA contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VLI contract holders and VA contract holders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their VLI and VA contract holders.

                          KEMPER MONEY MARKET PORTFOLIO

Investment objective

The Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share.

Investment strategy

The Portfolio pursues its objective by investing principally in short-term debt securities issued by:

o     U.S. corporations and financial institutions

o     The U.S. Government and its agencies

The Portfolio will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.

The Portfolio generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The Portfolio may also invest in unrated securities that the investment manager believes to be of comparable quality. The Portfolio maintains an average dollar-weighted maturity of 90 days or less.

In selecting securities for the Portfolio, the investment manager actively manages the Portfolio's portfolio with respect to the short-term interest rate outlook and by selecting securities for superior price or income performance. In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

Other investments

The Portfolio may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). Consistent with federal law, the Portfolio may consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default based on their credit rating. The Portfolio also diversifies its portfolio across many industry sectors and issuers.

Main risks

As with most money market funds, the major factor affecting this Portfolio's performance is short-term interest rates. If short-term interest rates fall, the Portfolio's yield is also likely to fall. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. This Portfolio may have lower returns than other mutual funds that invest in lower-quality securities. It is also possible that securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

To the extent that the Portfolio is invested in the foreign securities such as Eurodollar certificates, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. Because the Portfolio normally invests at least 25% of its net assets in instruments issued by domestic or foreign banks, the Portfolio may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Portfolio's assets were not so concentrated.

Your investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio strives to maintain a $1.00 share price, it is conceivable that you could lose money by investing in the Portfolio.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended
  December 31, 1998
  -----------------
  One Year                     %
  Five Years                   %
  Ten Years                    %
  [Since Inception]            %

7 Day Annualized Yield

On ____________, 19__, the Portfolio's 7-day annualized yield was ________%.

                     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment objective

Kemper Government Securities Portfolio seeks high current return consistent with preservation of capital.

Investment strategy

The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities. U.S. Government-related debt instruments in which the Portfolio may invest include:

o     direct obligations of the U.S. Treasury

o securities issued or guaranteed by U.S. Government agencies or Government sponsored entities.

These instruments differ primarily in interest rates, the length of maturities, the nature of the government obligation and the dates of issuance. U.S. Treasury obligations are backed by the "full faith and credit" of the United States. In the case of U.S. Government agency obligations, some are backed by the full faith and credit of the United States (such as GNMA Certificates) and others are backed only by the rights of the issuer to borrow from the U.S. Government (such as Federal National Mortgage Association Bonds). GNMA, also known as Ginnie Mae, stands for the Government National Mortgage Association. GNMA Certificates represent partial ownership interest in a pool of mortgage loans, for which GNMA guarantees timely payment of principal and interest. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government securities of the type in which the Portfolio may invest have historically involved little risk of loss of principal if held to maturity.

The Portfolio may also invest up to 35% of its total assets in other types of fixed income securities, including: corporate debt securities with credit ratings of investment-grade, commercial paper rated in one of the two highest grades, certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks with assets in excess of $1 billion, and repurchase agreements with respect to any of these instruments. The Portfolio may invest up to 10% of its asset in debt securities not subject to these limitations, including securities that are rated below investment-grade.

In seeking to achieve its investment objective, the Portfolio will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Portfolio will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

Other investments

The Portfolio may invest in collateralized obligations that, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. The Portfolio may also invest in U.S. dollar-denominated foreign securities.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages its exposure to interest rate risk by adjusting its duration. The Portfolio may also make use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. Although certain of the securities in the Portfolio's portfolio are issued or guaranteed by the U.S. Government, this guarantee, however, does not apply to the Portfolio's yield or the value of the shares of the Portfolio. In addition, it is also possible that certain fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain mortgage-backed securities, such as GNMA Certificates. Prepayment of high interest mortgage-backed securities during times of declining interest rates will tend to lower the Portfolio's return and may even result in losses to the Portfolio if some securities were acquired at a premium. With respect to indirect obligations of the U.S. Government, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the second quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the first quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                              Salomon Brothers
  December 31, 1998                             30 year GNMA Index+
  -----------------                             -------------------
  One Year                     %                         %
  Five Years                   %                         %
  Ten Years                    %                         %
  [Since Inception]            %                         *

-----------
+ The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                     KEMPER INVESTMENT GRADE BOND PORTFOLIO

Investment objective

Kemper Investment Grade Bond Portfolio seeks a high current return.

Investment strategy

The Portfolio invests primarily in a diversified portfolio of fixed-income securities of any maturity with credit ratings of investment-grade, as determined by one or more nationally recognized statistical ratings services. Under normal market conditions, at least 65% of the Portfolio's assets are in the following instruments: investment grade fixed-income securities, U.S. Government securities, high-quality commercial paper, Canadian government or instrumentality obligations (payable in U.S. dollars), bank certificates of deposit of domestic or Canadian chartered banks with deposits in excess of $1 billion and cash and cash equivalents.

The Portfolio may also invest in fixed income securities with credit ratings that are below investment-grade and in unrated securities. These high yield/high risk, low quality bonds and unrated securities may represent up to 35% of the Portfolio's assets.

In seeking to achieve its investment objective, the Portfolio will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Portfolio will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The Portfolio also may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may invest up to 10% of its assets in preferred stock. The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages its exposure to interest rate risk by managing duration. The Portfolio also diversifies its portfolio across sectors and issuers. The Portfolio may also make limited use of derivatives (financial instruments that derive their value from other securities, commodities and indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the ____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                          Lehman Brothers Gov't/Corporate
  December 31, 1998                                    Bond Index+
  -----------------                                    -----------
  One Year                     %                            %
  Five Years                   %                            %
  Ten Years                    %                            %
  [Since  Inception]           %                            %

-----------
+ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                           KEMPER HIGH YIELD PORTFOLIO

Investment objective

Kemper High Yield Portfolio seeks to provide a high level of current income.

Investment strategy

The Portfolio pursues its objective by investing primarily in lower rated high yield/high risk fixed income securities. The fixed income securities in which the Portfolio invests include corporate debt securities, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, assignments or participations in loans, preferred stock, and cash and cash equivalents, including repurchase agreements. In seeking to achieve its investment objective, the Portfolio will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Portfolio will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The average maturity and mix of investments in the portfolio will vary as the investment manager seeks to provide a high level of income considering the available alternatives in the market. The investment manager will adjust the investments of the Portfolio as it deems advisable in view of prevailing or anticipated market conditions. Accordingly, the investment manager may purchase or sell certain portfolio securities in anticipation of a rise or a decline in interest rates.

The characteristics of the securities in the Portfolio's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time.

The Portfolio may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Portfolio invests, (c) purchase of high yield/high risk securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield.

Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments. The Portfolio may also make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The two primary factors affecting the Portfolio's performance are the economy and interest rates. Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. Thus, these companies can be vulnerable to bad economic news - or even the expectation of bad news. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

To the extent that the Portfolio invests in high yield fixed income securities, another significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was _____% (the ___ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the ____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was _____%.

Average Annual Total Returns

  For periods ended                   Salomon Brothers Long-Term High Yield
  December 31, 1998                                Bond Index+
  -----------------                                -----------

  One Year                     %                        %
  Five Years                   %                        %
  Ten Years                    %                        %
  [Since Inception]            %                        %

-----------
+ The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                          KEMPER TOTAL RETURN PORTFOLIO

Investment objective

Kemper Total Return Portfolio seeks the highest total return, a combination of income and capital appreciation, consistent with reasonable risk.

Investment strategy

The Portfolio pursues its objective by investing in a combination of domestic and foreign equity and fixed income securities. The percentage of assets invested in specific categories of fixed income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies.

Fixed income investments may be of any rating, and may include lower-rated high yield/high risk securities and those which are unrated. Currently, the Portfolio anticipates that it would invest less than 35% of its total assets in high yield/high risk fixed income securities.

Equity securities in which the Portfolio invests include common stocks and securities convertible into common stocks.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors considered by the investment manager in making its investments in growth stocks are patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

The fixed income securities that the Portfolio invests in include bonds, money market instruments (including repurchase agreements) and other debt securities (such as U.S. and foreign government securities and investment grade and high yield/high risk corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege.

In seeking to achieve its investment objective, the Portfolio will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Portfolio will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The Portfolio may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies and through the use of fundamental research. The Portfolio may also make limited use of derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If sectors or securities don't perform as the portfolio management team expects, the Portfolio could substantially underperform other total return mutual funds or lose money.

To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

In addition, the Portfolio's asset allocation could prove to be less appropriate than other total return mutual funds.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was _________% (the __ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the ___ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                          Russell 1000 Growth Index+
  December 31, 1998                          --------------------------
  -----------------

  One Year                      %                        %
  Five Years                    %                        %
  Ten Years                     %                        %
  [Since Inception]             %                        %

--------------------------------------------------------------------------------

+The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvestment of dividends and, unlike the Portfolio's returns, do not reflect any fees or expenses.

                           KEMPER BLUE CHIP PORTFOLIO

Investment objective

Kemper Blue Chip Portfolio seeks growth of capital and of income.

Investment strategy

The Portfolio pursues its objective by investing in a diversified portfolio, emphasizing investments primarily in U.S. common stocks of large, well-known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies and are similar in size to those included in the Russell 1000 Index -- a widely used benchmark of large stock performance. Such companies generally have an established history of earnings and dividends. "Blue Chip" companies are generally identified by their substantial capitalization, easy access to credit, good industry position and superior management structure.

Under normal market conditions, the Portfolio will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization (total market value of outstanding shares) of at least $1 billion at the time of investment.

"Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The Portfolio will generally attempt to avoid speculative securities or those with significant speculative characteristics.

In general, the Portfolio will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, in seeking its objective the Portfolio will endeavor to select its investments from high quality companies operating in the more attractive industries.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

A stock is typically sold when, in the opinion of the investment manager, (i) the stock has reached its fair market value and its appreciation potential is limited, (ii) a company's fundamentals have deteriorated or (iii) the Portfolio's portfolio is too heavily weighted in a particular stock or industry sector.

There are risks inherent in the investment in any security, including shares of the Portfolio. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The Portfolio's shares are intended for long-term investment.

Although the Portfolio does not presently intend to invest significantly in foreign securities, it may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may also invest in preferred stocks, debt securities and convertible securities, including warrants and rights, when the investment manager believes that they offer opportunities for growth of capital and of income.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies and through the use of fundamental research. The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other growth mutual funds or lose money.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the _____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                             Russell 1000 Index+
  December 31, 1998                             -------------------
  -----------------

  One Year                      %                      27.02%
  Five Years                    %                      23.37%
  Ten Years                     %                      19.03%
  [Since  Inception]            %                        %

-----------
+The Russell 1000 Index is an unmanaged capitalization weighted price only index comprised of the largest capitalized U.S. companies whose common stocks are traded in the United States. Index returns assume reinvestment of dividends and, unlike the Portfolio's returns, do not reflect any fees or expenses.

                             KEMPER GROWTH PORTFOLIO

Investment objective

Kemper Growth Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

Investment strategy

The Portfolio pursues its objective by investing at least 65% of its total assets in equity securities under normal circumstances. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants, options and rights exercisable for equity securities. The common stocks or the other securities that the investment manager selects for the Portfolio's portfolio will be those which, in the investment manager's judgment, have significant appreciation possibilities. Investment opportunities will often be sought among securities of small, less well-known companies; but securities of large, well-known companies will also be purchased, particularly when the investment manager considers such securities to be priced favorably in comparison with securities of smaller companies. Companies in which the Portfolio invests generally have market capitalizations (total market value of outstanding shares) in excess of $1 billion.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In seeking to obtain capital appreciation, the investment manager seeks reasonably priced securities that it believes have the potential to appreciate at an above-average rate, relative to the stock market as a whole. The investment manager anticipates making purchases and sales on the basis of valuations and fundamentals. The Portfolio attempts to identify under-valued securities that it anticipates will appreciate over a longer time period. However, because the valuations of growth-style securities may change more rapidly than the valuations of other types of investments, the investment manager expects to hold certain securities for a shorter period of time (that is, under a year). The Portfolio will emphasize fundamental research to select securities.

A stock is typically sold when, in the opinion of the investment manager, (i) the stock has reached its fair market value, or (ii) the company's fundamentals have deteriorated.

The Portfolio may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other growth mutual funds or lose money.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the ____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the ___ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns


  For periods ended                          Russell 1000 Growth Index+
  December 31, 1998                          --------------------------
  -----------------
  One Year                     %                         %
  Five Years                   %                         %
  Ten Years                    %                         %
  [Since  Inception]           %                         %

-----------
+The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvestment of dividends and, unlike the Portfolio's returns, do not reflect any fees or expenses.

                       KEMPER AGGRESSIVE GROWTH PORTFOLIO

Investment objective

Kemper Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

Investment strategy

The Portfolio pursues its objective by investing primarily in equity securities of U.S. companies that the investment manager believes offer the best opportunities for capital appreciation at any given time. Under normal conditions, the Portfolio will invest at least 65%, and may invest up to 100%, of its total assets in equity securities. The investment manager pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size. The investment manager may, depending upon market circumstances, emphasize the securities of small, medium or large-sized companies from time to time. The Portfolio may invest a significant portion of its assets in initial public offerings ("IPOs"), which are typically securities of small, unseasoned issuers.

The Portfolio may invest 25% or more of its total assets in one or more market sectors, such as the technology sector.

The investment manager considers a variety of factors in selecting stocks, including sustainable, above-average earnings growth relative to the overall stock market, historic earnings, earnings estimates and company fundamentals.

The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality growth companies whose stocks are selling at reasonable prices. The investment manager relies heavily upon the fundamental analysis and research of its large research staff, and will generally seek to invest in growth companies whose value may not be fully recognized by the market at large.

Such companies may be:

o expected to achieve accelerating earnings growth, perhaps due to strong demand for their products or services;

o undervalued, based upon price/earnings ratios, price/book value ratios and other measures;

o     undergoing financial restructuring;

o     involved in takeover or arbitrage situations;

o expected to benefit from evolving market cycles or changing economic conditions; or

o representing special situations, such as changes in management or favorable regulatory developments.

Because of the flexible nature of the Portfolio's investment policies, the Portfolio may have a higher portfolio turnover than a typical equity mutual fund. To some extent, the Portfolio may trade in securities for the short term. In addition, the investment manager may use market volatility in an attempt to capitalize on apparently unwarranted price fluctuations, both to purchase or increase undervalued positions and to sell or reduce overvalued holdings. For example, during market declines, the Portfolio may add to positions in favored securities, while becoming more aggressive as it gradually reduces the number of companies represented in its portfolio. Conversely, in rising markets, the Portfolio may reduce or eliminate fully valued positions, while becoming more conservative as it gradually increases the number of companies in its portfolio.

Although the Portfolio does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other growth funds or lose money.

To the extent that the Portfolio focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.

Because it is classified as "non-diversified", the Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the Portfolio's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

                          KEMPER HORIZON 20+ PORTFOLIO

Investment objective

The Horizon 20+ Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

Investment strategy

The Portfolio pursues its objective by maintaining, under normal conditions, an asset allocation of approximately 80% equity securities and 20% fixed income securities. Although the Portfolio expects to closely approximate its target asset allocation over the long-term, the investment manager may adjust this mix based on cash flow, market conditions, anticipated returns and risk.

The Portfolio's equity securities consist primarily of common stocks of U.S. and foreign companies. The Portfolio invests primarily in stocks of large established companies (those with market capitalization in excess of $__ billion), but may also include stocks of smaller companies. The equity portion of the Portfolio's portfolio is divided into two parts consisting of growth stocks and value stocks. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation porcess will improve performance results.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, the investment manager seeks stocks it believes are undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The investment manager applies a disciplined investment approach for selecting value stock holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's value stock investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of _____to _____ potentially promising candidates for future investment.

The target mix between U.S. equity securities and international equity securities is 70% U.S and 30% foreign. The Portfolio's international equity allocation may range from 20% to 40%, although the investment manager may reduce the international portion to zero if, in the judgment of the investment manager, foreign securities appear unattractive based on political and economic conditions.

The fixed income portion of the portfolio may be invested in a broad variety of U.S. dollar-denominated fixed income securities, including government and agency obligations, corporate fixed income securities and cash and cash equivalents. These fixed income securities generally have credit ratings of investment-grade at the time of purchase, as determined by one or more nationally recognized statistical ratings services, or if unrated, are considered of comparable quality by the investment manager. In addition, the Portfolio may invest up to 10% of its asset in lower rated high yield/ high risk fixed income securities or, if unrated, of comparable quality. Under normal conditions, the Portfolio expects to maintain a high average dollar-weighted credit quality, i.e. within the top two rating categories of a nationally recognized statistical rating organization or of comparable quality as determined by the investment manager.

Other investments

The Portfolio may also in preferred stocks, convertible securities, equity investments in partnerships, joint ventures and other noncorporate investments and warrants and rights.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

Through professional management and diversification, the Portfolio seeks to control risk for its time horizon. The Portfolio's asset allocation between domestic and foreign equity investments is intended to reduce risk, while also increasing potential return, as compared to investing in U.S. stocks or international stocks alone. In addition, the Portfolio's allocation between growth and value stocks seeks to reduce the risk over a whole market cycle of holding growth or value stocks alone.

The Portfolio attempts to limit the exposure of the fixed income portion of the portfolio to interest rate risk (i.e. the risk that the value of the fixed income securities may rise or fall as interest rates change) by maintaining a relatively short duration. Under normal conditions the target duration of the fixed income portion of the portfolio is approximately 2.5 years, although it may range from 1.5 to 3.5 years. Duration is a measure of how a fixed income portfolio tends to react to interest rate changes.

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the Portfolio's performance are stock market movements and interest rate risk. If certain sectors or securities don't perform as the investment manager expects, the Portfolio could substantially underperform other equity and fixed income mutual funds or lose money. To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the prices of fixed income securities held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

The Portfolio's asset allocation could prove to be less appropriate to market conditions than other equity and fixed income mutual funds.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio may trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to two broad measures of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the __ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                       Lehman Brothers
  December 31, 1998                        S&P 500+       Gov't/Corporate
  -----------------                                         Bond Index++
                                                            ------------
  One Year                      %              %                 %
  Five Years                    %              %                 %
  Ten Years                     %              %                 %
  [Since Inception]             %              %                 %

------------
+The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc.

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                          KEMPER HORIZON 10+ PORTFOLIO

Investment objective

The Horizon 10+ Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks growth of capital and income, consistent with moderate risk.

Investment strategy

The Portfolio pursues its objective by maintaining, under normal conditions, an asset allocation of approximately 60% equity securities and 40% fixed income securities. Although the Portfolio expects to closely approximate its target asset allocation over the long-term, the investment manager may adjust this mix based on cash flow, market conditions, anticipated returns and risk.

The Portfolio's equity securities consist primarily of common stocks of U.S. and foreign companies. The Portfolio invests primarily in stocks of large, established companies (those with market capitalization in excess of $__ billion), but may also include stocks of smaller companies. The equity portion of the Portfolio's portfolio is divided into two parts consisting of growth stocks and value stocks. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve performance results.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, the investment manager seeks stocks it believes are undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The investment manager applies a disciplined investment approach for selecting value stock holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's value stock investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of _____to _____ potentially promising candidates for future investment.

The target mix between U.S. equity securities and international equity securities is 70% U.S and 30% foreign. The Portfolio's international equity allocation may range from 20% to 40%, although the investment manager may reduce the international portion to zero if, in the judgment of the investment manager, foreign securities appear unattractive based on political and economic conditions.

The fixed income portion of the portfolio may be invested in a broad variety of U.S. dollar-denominated fixed income securities, including government and agency obligations, corporate fixed income securities and cash and cash equivalents. These fixed income securities generally have credit ratings of investment-grade at the time of purchase, as determined by one or more nationally recognized statistical ratings services, or if unrated, are considered of comparable quality by the investment manager. In addition, the Portfolio may invest up to 10% of its asset in lower rated high yield/ high risk fixed income securities or, if unrated, of comparable quality. Under normal conditions, the Portfolio expects to maintain a high average dollar-weighted credit quality, i.e. within the top two rating categories of a nationally recognized statistical rating organization or of comparable quality as determined by the investment manager.

Other investments

The Portfolio may also in preferred stocks, convertible securities, equity investments in partnerships, joint ventures and other noncorporate investments and warrants and rights.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

Through professional management and diversification, the Portfolio seeks to control risk for its time horizon. The Portfolio's asset allocation between domestic and foreign equity investments is intended to reduce risk, while also increasing potential return, as compared to investing in U.S. stocks or international stocks alone. In addition, the Portfolio's allocation between growth and value stocks seeks to reduce the risk over a whole market cycle of holding growth or value stocks alone.

The Portfolio attempts to limit the exposure of the fixed income portion of the portfolio to interest rate risk (i.e. the risk that the value of the fixed income securities may rise or fall as interest rates change) by maintaining a relatively short duration. Under normal conditions the target duration of the fixed income portion of the portfolio is approximately 2.5 years, although it may range from 1.5 to 3.5 years. Duration is a measure of how a fixed income portfolio tends to react to interest rate changes.

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the Portfolio's performance are stock market movements and interest rate risk. If certain sectors or securities don't perform as the investment manager expects, the Portfolio could substantially underperform other equity and fixed income mutual funds or lose money. To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the prices of fixed income securities held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

The Portfolio's asset allocation could prove to be less appropriate to market conditions than other equity and fixed income mutual funds.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio may trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to two broad measures of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the __ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                       Lehman Brothers
  December 31, 1998                        S&P 500+       Gov't/Corporate
  -----------------                                        Bond Index++
                                                           ------------
  One Year                      %              %                 %
  Five Years                    %              %                 %
  Ten Years                     %              %                 %
  [Since Inception]             %              %                 %

----------
+The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                           KEMPER HORIZON 5 PORTFOLIO

Investment objective

The Horizon 5 Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income, consistent with preservation of capital with growth of capital as a secondary objective.

Investment strategy

The Portfolio pursues its objective by maintaining, under normal conditions, an asset allocation of approximately 40% equity securities and 60% fixed income securities. Although the Portfolio expects to closely approximate its target asset allocation over the long-term, the investment manager may adjust this mix based on cash flow, market conditions, anticipated returns and risk.

While the Portfolio's equity securities consist primarily of common stocks of U.S. and foreign companies. The Portfolio invests primarily in stocks of large, established companies (those with market capitalization in excess of $__ billion), but may also include stocks of smaller companies. The equity portion of the Portfolio's portfolio is divided into two parts consisting of growth stocks and value stocks. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve performance results.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, the investment manager seeks stocks it believes are undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The investment manager applies a disciplined investment approach for selecting value stock holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's value stock investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of _____to _____ potentially promising candidates for future investment.

The target mix between U.S. equity securities and international equity securities is 70% U.S and 30% foreign. The Portfolio's international equity allocation may range from 20% to 40%, although the investment manager may reduce the international portion to zero if, in the judgment of the investment manager, foreign securities appear unattractive based on political and economic conditions.

The fixed income portion of the portfolio may be invested in a broad variety of U.S. dollar-denominated fixed income securities, including government and agency obligations, corporate fixed income securities and cash and cash equivalents. These fixed income securities generally have credit ratings of investment-grade at the time of purchase, as determined by one or more nationally recognized statistical ratings services, or if unrated, are considered of comparable quality by the investment manager. In addition, the Portfolio may invest up to 10% of its asset in lower rated high yield/ high risk fixed income securities or, if unrated, of comparable quality. Under normal conditions, the Portfolio expects to maintain a high average dollar-weighted credit quality, i.e. within the top two rating categories of a nationally recognized statistical rating organization or of comparable quality as determined by the investment manager.

Other investments

The Portfolio may also in preferred stocks, convertible securities, equity investments in partnerships, joint ventures and other noncorporate investments and warrants and rights.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

Through professional management and diversification, the Portfolio seeks to control risk for its time horizon. The Portfolio's asset allocation between domestic and foreign equity investments is intended to reduce risk, while also increasing potential return, as compared to investing in U.S. stocks or international stocks alone. In addition, the Portfolio's allocation between growth and value stocks seeks to reduce the risk over a whole market cycle of holding growth or value stocks alone.

The Portfolio attempts to limit the exposure of the fixed income portion of the portfolio to interest rate risk (i.e. the risk that the value of the fixed income securities may rise or fall as interest rates change) by maintaining a relatively short duration. Under normal conditions the target duration of the fixed income portion of the portfolio is approximately 2.5 years, although it may range from 1.5 to 3.5 years. Duration is a measure of how a fixed income portfolio tends to react to interest rate changes.

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the Portfolio's performance are stock market movements and interest rate risk. If certain sectors or securities don't perform as the investment manager expects, the Portfolio could substantially underperform other equity and fixed income mutual funds or lose money. The most significant risk to the Portfolio as a result of its fixed income holdings is that interest rates will rise, and the prices of fixed income securities held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

The Portfolio's asset allocation could prove to be less appropriate to market conditions than other equity and fixed income mutual funds.

Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio may trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to two broad measures of market performance. Of course, past performance is not necessarily an indication of future performance.


Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the __ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                       Lehman Brothers
  December 31, 1998                        S&P 500+       Gov't/Corporate
  -----------------                        --------         Bond Index++
                                                            ------------
  One Year                      %              %                 %
  Five Years                    %              %                 %
  Ten Years                     %              %                 %
  [Since Inception]             %              %                 %

-----------
+The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc.

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                        KEMPER SMALL CAP GROWTH PORTFOLIO

Investment objective

Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. Current income will not be a significant factor.

Investment strategy

The Portfolio pursues its objective by investing at least 65% of its total assets in the equity securities of small companies. Small companies in which the Portfolio invests generally have market capitalizations (total market value of outstanding shares) ranging from $100 million to $1 billion. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consists primarily of common stocks, but may include convertible securities, including warrants and rights.

To select securities, the investment manager evaluates a variety of factors, including historic earnings growth, projected earnings growth, return on equity, debt to capital ratios, and company fundamentals. The investment manager seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population.

Currently, the investment manager believes that investment opportunities may be found among the following types of companies:

o companies engaged in high growth fields such as electronics, medical technology, computer software and specialty retailing;

o companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation;

o companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, marketing and finance; and

o     companies with innovative concepts or ideas.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In the selection of investments, long-term capital appreciation will take precedence over short-range market fluctuations. The Portfolio does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when the investment manager believes it is desirable and consistent with sound investment procedure.

A stock is typically sold when, in the opinion of the portfolio management team,
(i) the stock has reached its fair market value and its appreciation potential is limited, or (ii) a company's fundamentals have deteriorated.

The Portfolio may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may also invest in other types of securities, including preferred stocks and debt securities when the investment manager believes they offer opportunities for capital growth.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio may make use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. Small companies can be especially sensitive to market shifts and isolated business difficulties. This is because small companies often serve niche markets and have limited product lines. They also generally lack cash reserves and access to capital that allow larger companies to weather difficult financial times.

Small companies as a group, or individual small companies, may not perform as well as expected. Securities of small companies are often thinly traded and could be harder to value or sell at a fair price. If certain sectors or investments don't perform as the portfolio management team expects, the Portfolio could underperform other small company stock mutual funds or lose money.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

Since many of the securities in the Portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the __ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was _____% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                 Russell
  December 31, 1998                               2000 Index+
  -----------------                               -----------

  One Year                      %                      %
  Five Years                    %                      %
  Ten Years                     %                      %
  [Since Inception]             %                      %

-----------
+The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. Index returns assume reinvestment of dividends and, unlike the Portfolio's returns, do not reflect any fees or expenses.

                       KEMPER TECHNOLOGY GROWTH PORTFOLIO

Investment objective

Kemper Technology Growth Portfolio seeks growth of capital.

Investment strategy

The Portfolio pursues its objective by investing primarily in domestic common stocks of companies in the technology sector which the investment manager expects to benefit from technological advances and improvements, with an emphasis on the securities of companies that the investment manager believes have potential for long-term capital growth. The investment manager considers a variety of factors in selecting securities, including historic earnings growth, earnings growth estimates, stock price, balance sheets, and company fundamentals.

The Portfolio invests principally in the common stock of companies in the technology sector. Technology companies include those whose processes, products or services, in the judgment of the investment manager, are or may be expected to significantly benefit from scientific developments and the application of technical advances in industry, manufacturing and commerce. This investment policy permits the investment manager to seek stocks having superior growth potential in virtually any industry in which they may be found. Examples of the types of industries the Portfolio may invest in are:

o     aerospace;

o     electronics;

o     genetic engineering;

o     geology;

o     information sciences (including computers and computer software);

o     medicine (including pharmacology, biotechnology and biophysics); and

o     oceanography.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value and its appreciation potential is limited, or (ii) a company's fundamentals have deteriorated.

Although the Portfolio does not presently intend to invest significantly in foreign securities, it may invest up to 25% of its total assets in foreign securities.

Other Investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also make limited use of derivatives (financial instruments that derive their value from other securities, commodities and indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other value mutual funds or lose money.

Because the Portfolio focuses its investments in the technology market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

                          KEMPER VALUE+GROWTH PORTFOLIO

Investment objective

Kemper Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

Investment strategy

The Portfolio pursues its objective by investing primarily in a diversified portfolio of U.S. common stocks. The investment manager combines value and growth stocks using sophisticated quantitative modeling. Companies in which the Portfolio invests generally will have a market capitalization (total market value of outstanding shares) in excess of $1 billion.

Growth stocks are stocks of companies whose earnings per share the investment manager expects will grow faster than the market average. Growth stocks tend to trade at higher price-to-earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price.

Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have low P/E ratios and dividend yields higher than the average of the companies represented in the Standard & Poor's 500 Stock Index.

Historically, the performance of growth and value stocks has tended to be counter-cyclical, that is, when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the portfolio more heavily in the type of stocks that the Portfolio's portfolio management team believes present greater return opportunities at the time.

Based on long-term considerations, the investment manager will use proprietary quantitative modeling techniques to determine the allocation between growth and value stocks in the Portfolio's portfolio. The neutral allocation between growth and value stocks would be 50%/50%. The allocation to growth or value may be up to 75% at any time. The investment manager expects that changes in the allocation would be gradual and there is no assurance that the allocation process will improve investment results.

To select individual securities, the investment manager uses additional quantitative models. Growth stocks and value stocks are evaluated according to style-specific models. By using multiple models, the investment manager seeks to create a portfolio where value and growth stocks are clearly delineated.

In managing the growth portion of the portfolio, the investment manager's proprietary quantitative models evaluate a variety of momentum factors. These include historical earnings growth, projected earnings growth, return on equity, debt to capital and other balance sheet data.

In managing the value portion of the portfolio, the investment manager's proprietary quantitative models evaluate a variety of valuation factors. These include price-to-earnings ratios, price-to-book ratios, price-to-cash flow, dividend growth rates, earnings estimates and growth rates, return on equity and other balance sheet data.

Although the Portfolio does not presently intend to invest significantly in foreign securities, it may invest up to 25% of its total assets in foreign securities.

Other investments

The Portfolio may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights).

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other growth+value mutual funds or lose money.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment manager believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ____% (the ____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the ____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                             Russell 1000 Index+
  December 31, 1998                             -------------------
  -----------------

  One Year                      %                     27.02%
  Five Years                    %                        %
  Ten Years                     %                        %
  [Since Inception]             %                        %

-----------
+The Russell 1000 Index is an unmanaged capitalization-weighted price only index comprised of the largest capitalized U.S. companies whose common stocks are traded in the United States. Index returns assume reinvestment of dividends and, unlike the Portfolio's returns, do not reflect any fees or expenses.

                        KEMPER CONTRARIAN VALUE PORTFOLIO

Investment objective

Kemper Contrarian Value Portfolio seeks to achieve a high rate of total return.

Investment strategy

The Portfolio pursues its objective by investing principally in a diversified portfolio of the common stocks of large U.S. companies that the investment manager believes to be undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company. Such companies in which the Portfolio invests generally have a minimum market capitalization (total market value of outstanding shares) of $1 billion.

The investment manager looks for investments with the following attributes:

o     a record of earnings and dividends

o     low price-to-earnings ratios;

o     low price-to-book ratios;

o     low price-to-cash flow ratios;

o     dividend yields above the market average;

o     sound finances; and

o     perceived intrinsic value.

Although the Portfolio does not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors, such as the financial services sector.

The investment manager applies a disciplined investment approach for selecting holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the investment manager screens for low price-to-earnings ratios, it analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of 100 to 125 potentially promising candidates for future investment.

The investment manager sells stocks or determines a strategy for selling stocks as their price-to-earnings ratios rise above that of the market. The manager may choose to sell a stock if the company's long-term fundamentals change unexpectedly for the worse. A stock will also be sold if the company performs below the investment manager's expectations for three to four years.

Other investments

While most of the Portfolio's investments are in dividend-paying common stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, or both, and when the investment manager believes that it would be advantageous to write options on such stocks. The Portfolio may also invest in preferred stocks, convertible securities and warrants. In addition, the Portfolio may invest up to 20% of its assets in U.S> dollar-denominated American Depository Receipts.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other value funds or lose money.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment manager believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

To the extent that the Portfolio focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was _____% (the ____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ______% (the _____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

  For periods ended                                 S&P 500+
  December 31, 1998                                 --------
  -----------------

  One Year                      %                       %
  Five Years                    %                       %
  Ten Years                     %                       %
  [Since Inception]             %                       *

--------------------------------------------------------------------------------
+The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc. Index returns assume reinvestment of of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                     KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO

Investment objective

Kemper-Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

Investment strategy

The Portfolio pursues its objective by investing principally in a diversified portfolio of the stocks of large U.S. companies that the investment manager believes are undervalued. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The investment manager looks for investments with the following attributes:

o     a record of earnings

o     low price-to-earnings ratios;

o     low price-to-book ratios;

o     low price-to-cash flow ratios;

o     sound finances; and

o     perceived intrinsic value through in-depth security analysis.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities. These include common stock, preferred stock, convertible securities, equity investments in partnerships, joint ventures and other forms of non-corporate investments and warrants and rights exercisable for equity securities and equity equivalents.

Although the Portfolio does not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors, such as the financial services sector.

The investment manager applies a disciplined investment approach for selecting holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

The Portfolio may invest up to 20% of its total assets in foreign securities in the form of U.S. dollar-denominated American Depository Receipts and in the securities of foreign companies that are traded principally in securities markets outside the United States.

The investment manager sells stocks or determines a strategy for selling stocks as their price-to-earnings ratios rise above that of the market. The manager may choose to sell a stock if the company's long-term fundamentals change unexpectedly for the worse. A stock will also be sold if the company performs below the investment manager's expectations for three to four years.

Other investments

While most of the Portfolio's investments are in dividend-paying common stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, or both, and when the investment manager believes that it would be advantageous to write options on such stocks.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If certain sectors or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other growth+value mutual funds or lose money.

To the extent that the Portfolio focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment manager believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

                        KEMPER SMALL CAP VALUE PORTFOLIO

Investment objective

Kemper Small Cap Value Portfolio seeks long-term capital appreciation.

Investment strategy

The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies with market capitalizations (total market value of outstanding shares) ranging from $100 million to $1 billion that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in companies with market capitalizations of less than $1 billion. The investment manager looks for investments with the following attributes:

o     a record of earnings

o     low price-to-earnings ratios;

o     low price-to-book ratios;

o     low price-to-cash flow ratios;

o     sound finances; and

o     perceived intrinsic value through in-depth security analysis.

Although the Portfolio does not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors, such as the financial services sector.

The investment manager applies a disciplined investment approach for selecting holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of 25 to 175 potentially promising candidates for future investment.

The investment manager sells stocks or determines a strategy for selling stocks as their price-to-earnings ratios rise above that of the market. The manager may choose to sell a stock if the company's long-term fundamentals change unexpectedly for the worse. A stock will also be sold if the company performs below the investment manager's expectations for three to four years.

Other  investments

In addition to its investments in common stocks, the Portfolio may also invest in preferred stocks, convertible securities and warrants. The Portfolio may also invest up to 20% of its assets in securities of companies in the form of U.S. dollar-denominated American Depository Receipts.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also use certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. Small companies can be especially sensitive to market shifts and isolated business difficulties. This is because small companies often serve niche markets and have limited product lines. They also generally lack cash reserves and access to capital that allow larger companies to weather difficult financial times.

Small companies as a group, or individual small companies, may not perform as well as expected. Securities of small companies are often thinly traded and could be harder to value or sell at a fair price.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment manager believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

If certain sectors or investments don't perform as the portfolio management team expects, the Portfolio could underperform other small company stock mutual funds or lose money.

To the extent that the Portfolio focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector.

Past performance

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (the _____ quarter of 19__), and the Portfolio's lowest return for a calendar quarter was ____% (the ____ quarter of 19__).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

                                                      Russell
  For periods ended                                   -------
  December 31, 1998                                 2000 Index+
  -----------------                                 -----------

  One Year                      %                        %
  Five Years                    %                        %
  Ten Years                     %                        %
  [Since Inception]             %                        %

-----------
+The Russell 2000 Index is a capitalization-weighted price only index that is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                     KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO

Investment objective

Kemper-Dreman Financial Services Portfolio seeks long-term capital appreciation.

Investment strategy

The Portfolio pursues its objective by investing at least 65% of its assets in U.S. common stocks and other equity securities of companies in the financial services sector believed by the Portfolio's investment manager to be undervalued. A company will be considered to be within the financial services industry if at least 50% of its assets, revenues or net income are related to or derived from the financial services industry.

The investment manager looks for investments with the following attributes:

o     low price-to-earnings ratios;

o     low price-to-book ratios;

o     low price-to-cash flow ratios;

o     dividend yields above the market average;

o     sound finances; and

o     perceived intrinsic value.

The Portfolio concentrates its investments in securities of financial services companies, including: commercial banks; insurance companies; thrifts; consumer finance companies; commercial finance companies; leasing companies; securities brokerage firms; asset management firms; and government-sponsored financial enterprises.

The Portfolio invests principally in a diversified portfolio of financial service companies whose prices appear to be temporarily depressed due to short-term fundamental factors. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, the financial services industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company.

The investment manager applies a disciplined investment approach for selecting holdings for the Portfolio. The first stage of the process seeks investments with low price-to-earnings ratios in relationship to the market as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). After the manager screens for low price-to-earnings ratios, he analyzes and compares other value measurements against the market. These include price-to-book value, price-to-cash flow and dividend yield.

The Portfolio's investment approach emphasizes companies that possess strong financial positions and that the investment manager believes have strong potential for long-term growth.

The investment manager analyzes earnings and dividend growth of companies and seeks those investments that have had 5- and 10-year track records of consistent, above-market earnings and dividend growth.

After the portfolio stock universe is refined, the investment manager applies fundamental analysis. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. The investment manager follows all stocks in the Portfolio's portfolio on an intensive ongoing basis. The manager also monitors a universe of 100 to 125 potentially promising candidates for future investment.

The investment manager sells stocks or determines a strategy for selling stocks as their price-to-earnings ratios rise above that of the market. The manager may choose to sell a stock if the company's long-term fundamentals change unexpectedly for the worse. A stock will also be sold if the company performs below the investment manager's expectations for three to four years.

The Portfolio may invest up to 35% of its assets in corporate debt securities, including up to 5% of its assets in below investment-grade high yield/high risk securities.

In addition, the Portfolio may invest up to 30% of its total assets in foreign securities.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may also make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements. If the financial services sector or securities don't perform as its portfolio management team expects, the Portfolio could substantially underperform other value funds or lose money.

Because the Portfolio focuses its investments in the financial services sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Portfolio than if it had not focused its assets in that sector. Therefore, an investment in the Portfolio involves significantly greater risk and greater volatility than a diversified equity Portfolio that is invested in issuers in various industries.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the investment manager believes is its full value. It may even decrease in value. However, because of the Portfolio's focus on undervalued stocks, the Portfolio's downside risk may be less than with other small company stocks since value stocks are in theory already underpriced.

To the extent that the Portfolio invests in fixed income securities, the most significant risk is that interest rates will rise, and the price of bonds held by the Portfolio will fall in proportion to their duration. It is also possible that fixed income securities in the Portfolio's portfolio could be downgraded in credit rating or go into default.

To the extent that the Portfolio invests in foreign securities, foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

                         KEMPER GLOBAL INCOME PORTFOLIO

Investment objective

Kemper Global Income Portfolio seeks to provide high current income consistent with prudent total return asset management.

Investment strategies

The Portfolio pursues its objective by investing primarily foreign and domestic fixed income securities with credit ratings of investment-grade or, if unrated, of comparable quality. The investment manager also seeks to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned.

The Portfolio may invest in securities issued by any issuer and in any currency and may hold foreign currency. The investment manager currently anticipates that the Portfolio's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States, and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units, such as the Euro. Under normal market conditions, the Portfolio invests at least 65% of its assets in the securities of issuers located in at least three countries, one of which may be the United States.

In managing the Portfolio's portfolio in an effort to reduce volatility and increase returns, the Portfolio may allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its investment objective based upon the following:

o     relative interest rates among currencies;

o     the outlook for changes in these interest rates; and

o     anticipated changes in worldwide exchange rates.

In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in fixed income securities. These include U.S. and foreign government obligations, debt obligations of foreign and domestic corporations, banks, and other business organizations, foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents.

Other investments

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may use certain derivatives (investments whose value is based on indices or other securities).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in high-grade debt securities, cash and cash equivalents. For defensive purposes, a larger of the Portfolio's assets may be invested in U.S. dollar-denominated obligations. In such a case, the Portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most bond funds, the most significant factor affecting this Portfolio's performance is interest rates. When interest rates rise, the prices of bonds (and bond funds) typically fall in proportion to their duration. Duration is a measurement based on the estimated pay-back period or duration of a bond (or portfolio of bonds). It is also possible that bonds in the Portfolio's portfolio could be downgraded in credit rating or go into default.

Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. The investment manager's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money. In addition, foreign securities are often thinly traded and could be harder to value or sell at a fair price generally, or in specific market situations.

Because it is classified as "non-diversified", the Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the Portfolio's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

                         KEMPER GLOBAL INCOME PORTFOLIO

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (cite quarter), and the Portfolio's lowest return for a calendar quarter was ___% (cite quarter).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

                                              SB World
                                              --------
                                           Government Bond
                                           ---------------
                                               Index+
  For periods ended                            ------
  December 31, 1998

  One Year                   __.__%            __.__%
  Five Years                 __.__%            __.__%
  Ten Years                  __.__%            __.__%
  [Since  Inception]         __.__%

-------------
+The Salomon Smith Barney World Government Bond Index is an unmanaged index comprised of government bonds from eighteen countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Switzerland, Denmark, Austria, Belgium, Finland, Ireland, Italy, Portugal, Spain and Sweden) with maturities greater than one year. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

                        KEMPER GLOBAL BLUE CHIP PORTFOLIO

Investment objective

Kemper Global Blue Chip Portfolio seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

Investment strategies

The Portfolio pursues its objective by emphasizing investments in common stocks of large, well-known companies. Companies of this general type are often referred to as "blue chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends; easy access to credit, good industry position and superior management structure. Under normal market conditions, the Portfolio invests at least 65% of its assets in global "blue chip" companies.

Global "blue chip" companies are believed to generally exhibit less investment risk and less price volatility, on average, than companies lacking these characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares usually results in a relatively high degree of liquidity for such investments.

In general, the Portfolio seeks companies that appear likely to benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The Portfolio will invest primarily in developed markets. The Portfolio may invest up to 100% of its assets in non-U.S. issues, although under normal circumstances, it is expected that both foreign and U.S. investments will be represented in the Portfolio's portfolio.

Other investments

The Portfolio may invest up to 15% of its total assets in developing or emerging markets.

The Portfolio may invest in securities traded over-the-counter. The Portfolio may also invest in investment-grade rated debt securities (and their unrated equivalents) of U.S. and foreign issuers including up to 5% of its total assets in lower rated high yield/high risk securities.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may use certain derivatives (investments whose value is based on indices or other securities).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in U.S. issues, high-grade debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements in the countries in which the Portfolio is invested. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. In addition, the investment manager's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money.

The Portfolio's other investment strategies entail other risks:

o Convertible debt securities are subject to some of the same interest rate risk as bonds; that is, their prices tend to drop when interest rates rise.

o Foreign securities are often thinly traded and could be harder to value or sell at a fair price generally, or in specific market situations.

More information about the Portfolio's investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

                  KEMPER INTERNATIONAL GROWTH AND INCOME PORTFOLIO

Investment objective

Kemper International Growth and Income Portfolio seeks long-term growth of capital and current income primarily from foreign equity securities.

Investment strategies

The Portfolio pursues its investment objective by investing generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends.

At least 80% of the Portfolio's net assets will normally be invested in the equity securities of established non-U.S. companies. The Portfolio focuses its investments on the developed foreign countries included in the Morgan Stanley Capital International World ex-US Index.

The investment manager selects stocks for the Portfolio using a disciplined, multi-part investment approach with four stages as follows:

o Stage 1: The investment manager analyzes the pool of dividend-paying foreign securities, primarily from the world's more mature markets, targeting stocks that have high relative yields compared to the average for their markets.

o Stage 2: The investment manager identifies what it believes are the most promising stocks for the Portfolio's portfolio.

o Stage 3: The investment manager diversifies the Portfolio's portfolio across different sectors.

o Stage 4: The investment manager diversifies the Portfolio's portfolio among different countries.

Other investments

Under normal conditions, the Portfolio may also invest up to 20% of its net assets in debt securities convertible into common stock and fixed income securities of governments, governmental agencies, supranational agencies and private issuers when the investment manager believes the potential for appreciation and income will equal or exceed that available from investments in equity securities. These securities will predominantly be investment-grade rated securities (and their unrated equivalents).

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio attempts to manage risk by diversifying the portfolio's holdings across different countries and different industry sectors.

The Portfolio may use certain derivatives (investments whose value is based on indices or other securities).

As an extreme defensive measure, the Portfolio may invest up to 100% of assets in cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements in the countries in which the Portfolio is invested. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. In addition, the investment manager's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money.

The Portfolio's other investment strategies entail other risks:

o Convertible debt securities are subject to some of the same interest rate risk as bonds; that is, their prices tend to drop when interest rates rise.

                         KEMPER INTERNATIONAL PORTFOLIO

Investment objective

Kemper International Portfolio seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

Investment strategies

The Portfolio pursues its objective by investing primarily in common stocks of established non-U.S. companies that the investment manager believes have potential for capital growth, income or both.

There is no limitation on the percentage or amount of the Portfolio's assets that may invested in growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. In determining whether the Portfolio will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market.

In managing growth stocks, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. The investment manager also considers other factors such as: patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

The Portfolio invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Portfolio's total assets will be invested in non-U.S. issuers. From time to time, the Portfolio may have more than 25% of its assets invested in any major industrial or developed country that in the view of the investment manager poses no unique investment risk.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers the following factors:

o     prospects for relative economic growth among foreign countries;

o     expected levels of inflation;

o     relative price levels of the various capital markets;

o     government policies influencing business conditions;

o     the outlook for currency relationships; and

o the range of individual investment opportunities available to the international investor.

Other investments

The Portfolio may invest in debt securities that can be converted into common stocks, also known as convertible securities. The Portfolio may also invest in debt securities, preferred stocks, bonds, notes and other debt securities of companies and futures contracts.

The Portfolio may use other investments and techniques that could affect Portfolio performance. More information about these investments and techniques is provided in the Statement of Additional Information Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Risk management strategies

The Portfolio may use certain derivatives (investments whose value is based on indices or other securities).

As an extreme defensive measure, the Portfolio may invest up to 100% of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. In such cases, the Portfolio would not be pursuing its investment objective. The Portfolio may also establish and maintain reserves for defensive purposes and to enable the Portfolio to take advantage of buying opportunities. The Portfolio's reserves may be invested in domestic as well as foreign short-term money market instruments.

Main risks

The primary factor affecting this Portfolio's performance is stock market movements in the countries in which the Portfolio is invested. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. In addition, the investment manager's choice of countries, market sectors or specific investments may not perform as well as expected, and the Portfolio could underperform its peers or lose money.

The Portfolio's other investment strategies entail other risks:

o Convertible debt securities are subject to some of the same interest rate risk as bonds; that is, their prices tend to drop when interest rates rise.

o Foreign securities are often thinly traded and could be harder to value or sell at a fair price generally, or in specific market situations.

                         KEMPER INTERNATIONAL PORTFOLIO

The chart and table below provide some indication of the risks of investing in the Portfolio by illustrating how the Portfolio has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART



--------------------------------------------------------------------------------

For the period included in the bar chart, the Portfolio's highest return for a calendar quarter was ___% (cite quarter), and the Portfolio's lowest return for a calendar quarter was ___% (cite quarter).

The Portfolio's year-to-date total return as of March 31, 1999 was ____%.

Average Annual Total Returns

                                             MSCI EAFE
                                             ---------
                                               Index+
  For periods ended                            ------
  December 31, 1998

  One Year                   __.__%            __.__%
  Five Years                 __.__%            __.__%
  Ten Years                  __.__%            __.__%
  [Since Inception]          __.__%              *

-------------
+The EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment Manager

The Portfolios retain the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage their daily investment and business affairs subject to the policies established by the Fund's Board. Scudder Kemper Investments, Inc. actively manages the Portfolios' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Each Portfolio pays the investment manager a monthly investment management fee. Fees paid for each Portfolio's most recently completed fiscal year are shown below:

Portfolio Name                    % of average
                                 net assets on
                                an annual basis

Kemper Money Market Portfolio          %

Kemper Government Securities           %
Portfolio

Kemper Investment Grade Bond           %
Portfolio

Kemper High Yield Portfolio            %

Kemper Total Return Portfolio          %

Kemper Blue Chip Portfolio             %

Kemper Growth Portfolio                %

Kemper Horizon 20+ Portfolio           %

Kemper Horizon 10+ Portfolio           %

Kemper Horizon 5 Portfolio             %

Kemper Small Cap Growth                %

Kemper Value+Growth Portfolio          %

Kemper Contrarian Value                %
Portfolio

Kemper-Dreman High Return              %
Equity Portfolio

Kemper Small Cap Value                 %
Portfolio

Kemper-Dreman Financial                %
Services Portfolio

Kemper Global Income Portfolio         %

Kemper Global Blue Chip                %
Portfolio

Kemper International Growth            %
and Income Portfolio

Kemper International Portfolio         %

[* Add footnotes as needed for expense caps.]

The Kemper Technology Growth Portfolio and the Kemper Aggressive Growth Portfolio each pay the investment manager a monthly fee of ____________% of average daily net assets on an annual basis.

Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-adviser for Kemper Global Income Portfolio, and Kemper International Portfolio. Scudder Investments (U.K.) Limited has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1998. For its services as subadviser, Scudder Investments (U.K.) received an annual fee from the investment manager of 0.30% and 0.35% for each of the Global Income and International Portfolios, respectively, for the fiscal year ended December 31, 1998.

Pursuant to a sub-advisory agreement with Scudder Kemper Investments, Inc., Dreman Value Management L.L.C., 10 Exchange Place, Jersey City, New Jersey, is the sub-adviser for the Kemper-Dreman High Return Equity Portfolio and Kemper-Dreman Financial Services Portfolio and receives a fee for its services from Scudder Kemper Investments. Founded in 1977, Dreman Value Management, L.L.C. manages over $7 billion in assets.

Dreman Value Management, L.L.C. manages the investment and reinvestment of the Kemper-Dreman High Return Equity Portfolio's and Kemper-Dreman Financial Services Portfolio's assets, in accordance with their investment objectives, policies and limitations, subject to the supervision of Scudder Kemper Investments and the Board of Directors. Dreman Value Management, L.L.C. receives a fee for its services from Scudder Kemper Investments, Inc.

Scudder Kemper Investments, Inc. pays Dreman Value Management, L.L.C. for its services a sub-advisory fee for each of Kemper-Dreman High Return Equity Portfolio and Kemper-Dreman Financial Services Portfolio, payable monthly. For its services as subadviser, Dreman Value Management, L.L.C. received an annual fee of %___ and %___ for the High Return Equity and Financial Services Portfolios, respectively, for the fiscal year ended December 31, 1998.

Portfolio management

The following investment professionals are associated with the Portfolios as indicated:

Kemper Money Market Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Frank J. Rachwalski,           19          Joined Scudder Kemper in 19. He began
Jr., Portfolio                             his investment career in 19.
Manager

Kemper Government Securities Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Richard L.                     19          Joined Scudder Kemper in 19. He began
Vandenberg,                                his investment career in 19.
Portfolio Manager

Kemper Investment Grade Bond Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Robert Cessine,                19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper High Yield Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Michael A. McNamara,           19          Joined Scudder Kemper in 19. He began
Co-Manager                                 his investment career in 19.
--------------------------------------------------------------------------------
Harry E. Resis, Jr.,           19          Joined Scudder Kemper in 19. He began
Co-Manager                                 his investment career in 19.

Kemper Total Return Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Maureen P. Lentz,              19          Joined Scudder Kemper in 19. She
Lead Portfolio                             began her investment career in 19.
Manager
--------------------------------------------------------------------------------
Steven H. Reynolds,            19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Gary A. Langbaum,              19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Tracy McCormick                19          Joined Scudder Kemper in 19. He began
Chester, Portfolio                         her investment career in 19.
Manager

Kemper Blue Chip Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Tracy McCormick                19          Joined Scudder Kemper in 19. She
Chester, Lead                              began her investment career in 19.
Portfolio Manager
--------------------------------------------------------------------------------
Steven H. Reynolds,            19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Gary Langbaum,                 19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Maureen P. Lentz,              19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Growth Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Steven H. Reynolds,            19          Joined Scudder Kemper in 19. He began
Lead Portfolio                             his investment career in 19.
Manager
--------------------------------------------------------------------------------
Tracy McCormick                19          Joined Scudder Kemper in 19. She
Chester, Portfolio                         began her investment career in 19.
Manager
--------------------------------------------------------------------------------
Maureen P. Lentz,              19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.
--------------------------------------------------------------------------------
Gary A. Langbaum,              19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper Aggressive Growth Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Kurt R. Stalzer                19          Joined Scudder Kemper in 19. He began
Lead Portfolio                             his investment career in 19.
Manager
--------------------------------------------------------------------------------
David H. Burshtan              19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper Horizon 20+ Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
William M. Knapp,              19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Philip S. Fortuna,             19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Karla Grant,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Horizon  10+ Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
William M. Knapp,              19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Philip S. Fortuna,             19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Karla Grant,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Horizon 5 Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
William M. Knapp,              19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Philip S. Fortuna,             19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Karla Grant,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Value+Growth Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
William M. Knapp,              19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Philip S. Fortuna,             19          Joined Scudder Kemper in 19. He began
Co-Lead Manager                            his investment career in 19.
--------------------------------------------------------------------------------
Karla Grant,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Small Cap Growth Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
David Burshtan, Lead           19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Kurt R. Stalzer,               19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Anne Carney,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.
--------------------------------------------------------------------------------
Richard Goers,                 19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper Technology Growth Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
James B. Burkhart              19          Joined Scudder Kemper in 19. He began
Lead Portfolio                             his investment career in 19.
Manager
--------------------------------------------------------------------------------
Tracy McCormick                19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Contrarian Value Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Thomas Sassi, Lead             19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Frederick L. Gaskin,           19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Jonathan Kay,                  19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper-Dreman High Return EquityPortfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
David N. Dreman,               19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper Small Cap Value Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Thomas H. Forester,            19          Joined Scudder Kemper in 19. He began
Co-Manager                                 his investment career in 19.
--------------------------------------------------------------------------------
Steven T. Stoles,              19          Joined Scudder Kemper in 19. He began
Co-Manager                                 his investment career in 19.

Kemper-Dreman Financial Services Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
David N. Dreman,               19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper Global Income Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Gordon K. Johns,               19          Joined Scudder Kemper in 19. He began
Lead Portfolio                             his investment career in 19.
Manager
--------------------------------------------------------------------------------
Terence C. Prideaux,           19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Pankaj Shah,                   19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper International Growth and Income Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Sheridan Reilly,               19          Joined Scudder Kemper in 19. He began
Lead Portfolio                             his investment career in 19.
Manager
--------------------------------------------------------------------------------
Irene Cheng,                   19          Joined Scudder Kemper in 19. She
Portfolio Manager                          began her investment career in 19.

Kemper Global Blue Chip Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Diego Espinosa, Lead           19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
William E. Holzer,             19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.
--------------------------------------------------------------------------------
Nicholas Bratt,                19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Kemper International Portfolio

Name & Title         Joined the Portfolio  Background
--------------------------------------------------------------------------------
Dennis H. Ferro,               19          Joined Scudder Kemper in 19. He began
Portfolio Manager                          his investment career in 19.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the Portfolios could be adversely affected if computer systems on which a Portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Portfolios' business and operations, such as problems with calculating net asset value and difficulties in implementing a Portfolio's purchase and redemption procedures. The investment manager has commenced a review of the Year 2000 Issue as it may affect the Portfolios and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the issuers whose securities are held by a Portfolio or on global markets or economies generally.

Euro Conversion

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and the operation of each fund. The Euro was introduced on January 1, 1999, by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

The investment manager is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a fund's holdings is negative, it could hurt the fund's performance.

                                   SHARE PRICE

All Portfolios (other than the Money Market Portfolio). Scudder Fund Accounting Corporation determines the net asset value per share as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Market prices are used to determine the value of the Portfolios' assets, but when reliable market quotations are unavailable, a Portfolio may use procedures established by its Board of Trustees.

The net asset value per share of each Portfolio is the value of one share and is determined by dividing the value of a Portfolio's net assets by the number of shares of that class outstanding.

To the extent that the Portfolios invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value per share of the Portfolios may change at a time when shareholders are not able to purchase or redeem their shares.

Money Market Portfolio. Scudder Fund Accounting Corporation determines the net asset value per share of the Money Market Portfolio at 12:00 p.m. (noon) Eastern time and the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time, on each day the New York Stock Exchange is open for trading. The net asset value per share of the Money Market Portfolio is normally $1.00 calculated at amortized cost in accordance with a rule of the Securities and Exchange Commission (Rule 2a-7).

The net asset value per share of the Money Market Portfolio is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding.

The Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

                             PURCHASE AND REDEMPTION

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of each Portfolio are each purchased and redeemed at the net asset value of each Portfolio's shares determined that same day or, in the case of an order not resulting automatically from VLI and VA contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of the Participating Life Insurance Company.

From time to time, the Fund may temporarily suspend the offering of shares of one or more of its Portfolios. During the period of such suspension, shareholders of such Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

The Fund seeks to have its Money Market Portfolio as fully invested as possible at all times in order to achieve maximum income. Since the Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Money Market Portfolio receives investable funds.

No fee is charged the shareholders when they purchase or redeem Portfolio shares.

                             DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

Dividends for All Portfolios Except Money Market Portfolio. The Fund normally declares and distributes dividends of net investment income annually for these Portfolios. Each Portfolio distributes any net realized short-term and long-term capital gains at least annually.

Dividends for Money Market Portfolio. The Money Market Portfolio's investment income is declared as a dividend daily. Shareholders will receive dividends monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

Taxes. Under the current Internal Revenue Code ("Code"), Participating Insurance Companies are taxed as life insurance companies and the operations of their separate accounts are taxed as part of their total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the values of VLI or VA contracts. Tax consequences to VLI or VA contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

Each Portfolio intends to continue to qualify (or, for the Technology and Aggressive Growth Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which a Portfolio distributes all its net investment income and net realized capital gains, that Portfolio generally will not be subject to federal income tax. Subchapter M includes other requirements relating to the diversification of investments. Subchapter M's diversification requirements are in addition to diversification requirements under Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of a Portfolio, which could have an adverse impact on the net asset value of such Portfolio.

The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                              FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the Portfolios' financial performance for the period reflected below. Certain information reflects the financial results for a single Portfolio share. The total return figures show what an investor in a Portfolio would have earned (or lost) assuming reinvestment of all distributions. This information had been audited by Ernst & Young LLP whose report, along with the Portfolios' financial statements, are included in the Portfolios' annual reports, which are available upon request by calling Kemper at 1-800-____________.

[TO BE COMPLETED]

Additional information about the Portfolios may be found in the Portfolios' Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains information on Portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Portfolio documents may be obtained without charge from the following sources:

    --------------------------------------------------------------------------
    By Phone:                            In Person:
    --------------------------------------------------------------------------
    Call Kemper at:                      Public Reference Room
    1-800-_________                      Securities and Exchange Commission,
                                         Washington, D.C.
                                         (Call 1-800-SEC-0330
                                         for more information).
    --------------------------------------------------------------------------
    By Mail:                             By Internet:
    --------------------------------------------------------------------------
    Kemper Distributors, Inc.            http://www.sec.gov
    222 South Riverside Plaza            http://www.kemper.com
    Chicago, IL  60606-5808
    Or
    Public Reference Section,
    Securities and Exchange Commission,
    Washington, D.C. 20549-6009
    (a duplication fee is charged)
    --------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).
Investment Company Act file numbers:
Kemper VariableSeries 811-5002.

Printed with SOYINK     Printed on recycled paper
xx-xx-xx
(codes)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1999

                             KEMPER VARIABLE SERIES
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-778-1482



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Kemper Variable Series (the "Fund") dated May 1, 1999. The prospectus may be obtained without charge from the Fund.


                                TABLE OF CONTENTS

                                                                    Page
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      INVESTMENT RESTRICTIONS..........................................2
      INVESTMENT POLICIES AND TECHNIQUES...............................6
      PORTFOLIO TRANSACTIONS..........................................22
      INVESTMENT MANAGER AND DISTRIBUTOR..............................25
      PURCHASE AND REDEMPTION OF SHARES...............................28
      OFFICERS AND TRUSTEES...........................................28
      NET ASSET VALUE.................................................31
      DIVIDENDS AND TAXES.............................................32
      SHAREHOLDER RIGHTS..............................................33
      REPORT OF INDEPENDENT AUDITORS..................................35
      STATEMENT OF NET ASSETS.........................................36
      APPENDIX --RATINGS OF INVESTMENTS...............................37

The financial statements appearing in the Fund's Annual Report for the fiscal year ended December 31, 1998 are incorporated herein by reference. The Annual Report accompanies this document.



ANN-13  5/98 Kprinted on recycled paper


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                             INVESTMENT RESTRICTIONS


The Fund has adopted for each Portfolio certain fundamental investment restrictions which cannot be changed for a Portfolio without approval by a majority of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio.

Each Portfolio may not, as a fundamental policy:

(1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) For all Portfolios except Kemper Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

For Kemper Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Portfolio intends to invest more than 25% of its net assets in instruments issued by banks;

(4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities;

(7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental , and may be changed or eliminated for each Portfolio by its Board of Trustees without a vote of the shareholders:

Each of Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio and Kemper Government Securities Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities) if, as a result, more than five percent (5%) of the Portfolio's total assets would be invested in securities of that issuer. For Kemper High Yield Portfolio only, the restriction is as follows: "With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;"

(2) Except for Kemper High Yield Portfolio, purchase more than ten percent (10%) of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class;

(3) For Kemper Money Market Portfolio only, enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven (7) days;

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(4)      Make short sales of  securities  or purchase any  securities  on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio and Kemper Government Securities Portfolio may make margin deposits in connection with financial futures and options transactions;

(5) For Kemper Money Market Portfolio only, invest more than five percent (5%) of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws;

(6)      Purchase securities of other investment companies,  except as permitted
         under   the  1940  Act   including   in   connection   with  a  merger,
         consolidation, reorganization or acquisition of assets;

(7) For Kemper Money Market Portfolio only, write, purchase or sell puts, calls or combinations thereof;

(8) For Kemper Total Return Portfolio, Kemper High Yield Portfolio and Kemper Growth Portfolio only, engage in put or call option transactions; except that the Fund may write (sell) put or call options on up to 25% of its net assets and may purchase put and call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and it may buy and sell options on financial futures contracts.

 Kemper International Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Portfolio will limit its investments in the securities of any one foreign government issuer to 5% of the Portfolio's total assets;

(2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities are considered as one class and all preferred stocks are considered as one class;

(3) Pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of a borrowing secured thereby;

(4) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions;

(5) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts;

(6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Portfolio, (ii) 5% of the Portfolio's total assets would be invested in any one such company, and (iii) 10% of the Portfolio's total assets would be invested in such securities.

Each of Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Contrarian Value Portfolio, Kemper Small Cap Value Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio and Kemper Horizon 5 Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in

                                       3
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         securities of that issuer;  except that,  for Kemper  Contrarian  Value
         Portfolio and Kemper Small Cap Value Portfolio, up to 25% of each Portfolio's total assets may be invested without regard to these limitations;

(2) Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions;

(4) For Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio and Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio and Kemper Horizon 5 Portfolio only, write (sell) put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

Kemper Blue Chip Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer;

(2)      Purchase more than 10% of any class of voting securities of any issuer;

(3) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure permitted borrowings . (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.);

(4) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions;

(5) Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time;

(6) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts;

(7)     Invest in real estate  limited partnerships.

Kemper Global Income Portfolio may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer except that, with respect to 50% of the Portfolio's total assets, the Portfolio may invest up to 25% of its total assets in securities of any one issuer;

(2)      Purchase more than 10% of any class of voting securities of any issuer;

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(3)      Pledge,  hypothecate,  mortgage or otherwise  encumber more than 15% of its total assets and then only to secure permitted borrowings . (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.);

(4) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions;

(5) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time;

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts;

(7)      Invest in real estate limited partnerships.

Kemper-Dreman High Return Equity Portfolio may not:

(1) Purchase securities of any one issuer other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively "U.S. Government Securities") if immediately thereafter more than 5% of its total assets would be invested in the securities of any one issuer, or purchase more than 10% of an issuer's outstanding securities, except that up to 25% of the Fund's total assets may be invested without regard to these limitations;

(2) Mortgage, pledge or hypothecate any assets except in connection with a borrowing in amounts not in excess of the lesser of the amount borrowed or 10% or the value of its total assets at the time of such borrowing;

(3) Purchase securities on margin or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith;

(4) Invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities;

(5)      Invest in  mortgage  loans,  except  that the Fund may,  to the  extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

The following non-fundamental restrictions apply to the Aggressive Growth, Technology, Global Blue Chip and International Growth and Income Portfolios. Each Portfolio may not:


         (i) Borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings.

         (ii) Enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

         (iii) Purchase securities on margin or make short sales, except (a) short sales against the box, (b) in connection with arbitrage transactions, (c) for margin deposits in connection with futures contracts, options or other permitted investments, (d) that transactions in futures contracts and options shall not be deemed to constitute selling securities

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         short, and (e) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions.

         (iv) Purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets.

         (v) Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

         (vi) Purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purchase, warrants acquired in units or attached to securities will be deemed to have no value). and

         (vii) For Global Blue Chip Portfolio: lend portfolio securities in an amount greater than 5% of its total assets.

         (viii) For International Growth and Income Portfolio: lend portfolio securities in an amount greater than 33 1/3% of its total assets.

Except as specifically noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES

Each Portfolio except the Money Market Portfolio may engage in options and futures transactions in accordance with its respective investment objectives and policies and to the extent specified in the prospectus. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its objective and also to hedge (i.e., protect) against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information about other investment policies and techniques.


Options on Securities. Each Portfolio except the Money Market Portfolio may deal in options on securities which options may be listed for trading on a national securities exchange or traded over-the-counter, except that the Contrarian, Small Cap Value and High Return Equity Portfolios do not engage in over-the-counter options transactions. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. In connection with their foreign securities investments, the Total Return, Aggressive Growth, Technology, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may also purchase and sell, and the Value+Growth and Blue Chip Portfolios may purchase, foreign currency options.

The Government Securities Portfolio individually may write (sell) covered call options on up to 100% of net assets, may write (sell) secured put options on up to 50% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may write (sell) covered call and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The Value+Growth and Blue Chip Portfolios may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

The Contrarian, Small Cap Value, High Return Equity, Technology, Financial Services, Global Blue Chip, and International Growth and Income Portfolios are authorized to sell covered call options on all of the stocks they hold. No put option will be sold for those Portfolios, however, if as a result, a Portfolio would be obligated to purchase securities whose total value exceeds 50% of its net assets (total assets for the Global Blue Chip, and International Growth and Income Portfolios). The Global Blue Chip and International Growth and Income Portfolios may each purchase put and call options provided that the

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aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets. The Financial Services Portfolio may purchase put and call options without limit for hedging purposes, provided that no more than 5% of its net assets may be committed for non-hedging purposes.

Each Portfolio, except the Money Market, Value+Growth and Blue Chip Portfolios may write (sell) covered call options so long as they own securities or other assets that are acceptable for escrow purposes. Also, such Portfolios may write
(sell) secured put options, which means that so long as the Portfolio is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in money market instruments.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Portfolio may be required to take delivery of the underlying security or other asset at a disadvantageous price.

A Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with the Portfolio's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, so long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in securities upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.


If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the money market investment. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the money market investment.


Over-the-Counter Options. Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. Such options are transacted with dealers directly and not with a clearing corporation and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

Each Portfolio except the Money Market, Contrarian, Small Cap Value and High Return Equity Portfolios may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.


A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call options might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Procedures are in place for each Portfolio for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the such Portfolios. A brief description of such procedures is set forth below.


Each Portfolio other than the Money Market, Contrarian, Small Cap Value, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios


A Portfolio will only engage in OTC options transactions with dealers that have been specifically approved by the Fund's investment manager pursuant to procedures adopted by the Board of Trustees of the Fund. The Fund's investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Portfolio. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Portfolio currently will not engage in OTC options transactions if the amount invested by the Portfolio in OTC options, plus a "liquidity charge" related to OTC options written by the Portfolio, plus the amount invested by the Portfolio in illiquid securities, would exceed 15% of the Portfolio's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which a Portfolio sells OTC options. Under these agreements a Portfolio would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Portfolio to repurchase a specific OTC option written by the Portfolio, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

Aggressive Growth, Technology, Financial Services, Global Blue Chip, and International Growth and Income Portfolios



OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO").

Options on Securities Indices. A Portfolio, as part of its option transactions, also may use index options. Through the writing or purchase of index options a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Portfolio bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.


The Portfolios, as part of their options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, a Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.


Financial Futures Contracts and Options on Financial Futures Contracts. Each Portfolio except the Money Market Portfolio may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Portfolio will "cover" futures contracts sold by the Portfolio and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Portfolio as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Aggressive Growth, Technology, Global Income, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may also engage in foreign currency financial futures transactions. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Portfolio and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of the total assets of the Portfolio. The Financial Services, Global Blue Chip, and International Growth and Income Portfolios each will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open future contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

The Portfolios may engage in financial futures transactions and may use index options as an attempt to hedge against currency and market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but a Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate a Portfolio's pursuit of its investment objective. Also, if a Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. A Portfolio could also experience losses if it could not close out its futures position because of an illiquid secondary market. If any of these events should occur, a Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Portfolio's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case a Portfolio would lose the premium paid therefor.

A Portfolio may engage in futures transactions only on commodities exchanges or boards of trade. A Portfolio will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Portfolio owns or intends to purchase.

The Portfolios may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Portfolio will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Portfolio enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Portfolio's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no contracts had been entered into.


There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets.


The Portfolios may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Portfolio would be required to deposit with its custodian initial margin and maintenance margin with respect to call and put options on futures contracts written by it. A Portfolio will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.


Delayed Delivery Transactions. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.


To the extent the Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. The Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee.


Regulatory Restrictions. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Portfolio will maintain eligible securities in a segregated account. A Portfolio will use cover in connection with selling a futures contract.

A Portfolio will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Portfolio holds or intends to purchase.


Foreign Currency Transactions. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Aggressive Growth, Technology, High Return Equity and Financial Services Portfolios may invest a limited portion of their assets, and the International, Global Income, Global Blue Chip, and International Growth and Income Portfolios may invest without limit, in securities denominated in foreign currencies. These Portfolios may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Portfolio measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement date resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. In this situation the International, Global Income, Financial Services, Technology, Global Blue Chip, and International Growth and Income Portfolios may, instead, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount when the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets
(a) denominated in that currency or (b), in the case of a "cross-hedge", denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Portfolios' custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios intend to commit to such forward contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.

Foreign Currency Options. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Aggressive Growth, Technology, High Return Equity, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.


A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

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


Foreign Currency Futures Transactions. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Aggressive Growth, Technology, High Return Equity, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.


Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


Forward Foreign Currency Exchange Contracts. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip, Aggressive Growth, Technology, High Return Equity, Global Income, Financial Services, Global Blue Chip, International Growth and Income Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio. A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The returns available from foreign currency denominated debt instruments can be adversely affected by changes in exchange rates. The investment manager believes that the use of foreign currency hedging techniques, including "cross-hedges" for the International, Global Income, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, can help protect against declines in the U.S. Dollar value of income available for distribution to shareholders, and against declines in the net asset value of a Portfolio's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. Dollar increased against that currency. Such a decline could be partially or completely offset by the increased value of a cross-hedge involving a forward foreign currency exchange contract to sell a different foreign currency, if that contract were available on terms more advantageous to the Portfolio than a contract to sell the currency in which the position being hedged is denominated. The investment manager believes that cross-hedges can therefore provide significant protection of net asset value in the event of a general rise in the U.S. Dollar against foreign currencies. However, a cross-hedge cannot provide assured protection against exchange rate risks and, if the investment manager misjudges future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established.

A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge" denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under "Investment Techniques" in the prospectus. The Portfolio's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Global Blue Chip, and International Growth and
Income Portfolios intend to commit to such forward contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.

Collateralized Obligations. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio, other than the Money Market Portfolio, may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus (see "Investment Techniques -- Collateralized Obligations"). The Money Market Portfolio does not invest in inverse floaters.


Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities.


Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.


Zero Coupon Government Securities. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 5% of its net assets in zero coupon U.S. Government securities during the current year.


Special  Risk  Factors -- Foreign  Securities.  The Total  Return,  High  Yield,
Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Blue Chip, Aggressive Growth, Technology and Financial Services Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. As a non-fundamental policy, these Portfolios (other than the Financial Services Portfolio) currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. The Financial Services Portfolio may invest up to 30% of its total assets in foreign securities. The Horizon Portfolios will invest in foreign securities at a target level normally ranging from 20% to 40% of the allocation of each Portfolio to equity securities. These Portfolios may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs") which are bought and sold in the United States and are not subject to the preceding limitation. The Value, Small Cap Value and High Return Equity Portfolios may invest up to 20% of their assets in securities of foreign companies in the form of ADRs. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The International, Global Income, Global Blue Chip, and International Growth and Income Portfolios may invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Techniques -- Options and Financial Futures Transactions -- Foreign Currency Transactions." The Money Market Portfolio and Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in U.S. Dollar denominated instruments.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks, and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments which could affect investment in these countries.

Emerging Markets. While a Portfolio's investments in foreign securities will principally be in developed countries, a Portfolio may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other needs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security because of settlement problems could result in losses to a Portfolio from subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, it could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Portfolio to the risk of losses resulting from the Portfolio's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading in securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Portfolio. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

Fixed Income. Since most foreign fixed income securities are not rated, a Portfolio will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of a foreign entity, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Depository Receipts. Investments in securities of foreign issuers may be in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolios avoid currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. Securities of foreign issuers are also available in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), which are receipts evidencing an arrangement with a bank similar to that for ADRs and are designed for use in European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Non-Diversified Portfolio. The Global Income Portfolio operates as a "non-diversified" portfolio so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows the Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the securities of an individual foreign government or corporate issuer. Currently, the Global Income Portfolio does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio. The Aggressive Growth Portfolio also operates as a "non-diversified" portfolio. As a non-diversified fund, the Aggressive Growth Fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the 1940 Act as to the proportion of its assets that it may invest in obligations of a single issuer, the Aggressive Growth Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. Accordingly, the Aggressive Growth Fund will not, as a non-fundamental policy: (i) purchase more than 10% of any class of voting securities of any issuer; (ii) with respect to 50% of its total assets, purchase securities of any issuer (other than U.S. Government Securities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer; and (iii) invest more than 25% of its total assets in a single issuer (other than U.S. Government Securities). The Aggressive Growth Fund does not currently expect that it would invest more than 10% of its total assets in a single issuer (other than U.S. Government Securities).

Special Risk Factors -- Small Cap Securities. The Small Cap Growth and Small Cap Value Portfolios intend to invest a substantial portion of their assets in equity securities of small companies, i.e., those having a market capitalization of $1 billion or less at the time of investment. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks or the market averages in general, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the value of the shares of the Small Cap Growth and Small Cap Value Portfolios may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.

Additional Investment Information. The portfolio turnover rates for each Portfolio other than the Money Market, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios are listed under "Financial Highlights." Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Money Market Portfolio is zero. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Aggressive Growth and Technology Portfolios will not exceed __%. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. See "Dividends and Taxes" in the Statement of Additional Information.

The Global Income Portfolio may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Portfolio's securities may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the Portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Portfolio's securities will normally be in the intermediate range (three to ten years).

A Portfolio will not, as a non-fundamental policy, purchase illiquid securities including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% (10% for the Money Market and High Return Equity Portfolios) of the Portfolio's net assets, valued at the time of the transactions, would be invested in such securities.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Portfolio may lend securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's investment manager to be of good standing, and when the Portfolio's investment manager believes the potential earnings to justify the attendant risk. For each Portfolio except the Global Blue Chip Portfolio, the investment manager will limit such lending to not more than one-third of the value of a Portfolio's total assets. For the Global Blue Chip Portfolio, the investment manager will limit securities lending to not more than 5% of the value of the Portfolio's total assets.

Short Sales Against-the-Box. The Aggressive Growth, and Blue Chip Portfolios may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Portfolio owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Portfolio may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. Each Fund does not currently intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

Derivatives. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Portfolio and the techniques employed by the Portfolio's investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

Special Risk Factors -- Options, Futures, Foreign Currencies and Other Derivatives. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Portfolio's holding period. The investment manager will evaluate the creditworthiness of all entities with which the Portfolio intends to engage in repurchase agreements pursuant to procedures adopted by the Board of Trustees of the Fund. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the Portfolios' limitations on illiquid securities.

Reverse Repurchase Agreements. The Global Blue Chip and International Growth and Income Portfolios may each enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the investment manager believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowings. Each Portfolio is authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. Each Portfolio will borrow only when the investment manager believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Fund's investment manager monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

Common Stocks. Subject to its investment objectives and policies, certain Portfolios may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Portfolio participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. An investment in common stock entails greater risk of becoming valueless than does an investment in fixed-income securities. Despite the risk of price volatility, however, common stock also offers the greatest potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. Subject to its investment objectives and policies, certain Portfolios may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which International Growth and Income Portfolio may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

Investment Company Securities. Securities of other investment companies may be acquired by certain Portfolios, to the extent permitted under the 1940 Act and subject to a Portfolio's investment objectives and policies. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by a Portfolio in shares of other investment companies may be subject to such duplicate expenses.


                             PORTFOLIO TRANSACTIONS


Brokerage --  Scudder Kemper

Allocation of brokerage is supervised by Scudder Kemper Investments, Inc. ("Scudder Kemper").

The primary objective of Scudder Kemper and Zurich Investment Management Limited ("ZIML") (each an "investment manager" and collectively, the "investment managers") in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The investment managers seek to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through their familiarity with commissions charged on compatible transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The investment managers review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

Each Portfolio's purchases and sales of fixed-income securities are generally placed by the investment manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the investment managers' practice to place such orders with broker/dealers who supply research, market and statistical information to a Portfolio. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers
or  sellers  of  securities;   and  analyses
and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The investment managers are authorized when placing portfolio transactions for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


In selecting among firms believed to meet the criteria for handling a particular transaction, the investment manager may give consideration to those firms that have sold or are selling shares of a fund managed by Scudder Kemper.


To the maximum extent feasible, it is expected that the investment managers will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder Kemper; SIS will place orders on behalf of the Portfolios with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolios for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Portfolio and to the investment managers, it is the opinion of the investment managers that such information only supplements their own research effort since the information must still be analyzed, weighed and reviewed by the investment manager's staff. Such information may be useful to the investment manager in providing services to clients other than the Portfolios and not all such information is used by the investment manager in connection with the Portfolios. Conversely, such information provided to the investment manager by broker/dealers through whom other clients of the investment manager effect securities transactions may be useful to the investment manager in providing services to a Portfolio.


The Trustees for the Fund review from time to time whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.


Each Portfolio's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Portfolio whenever necessary, in management's opinion, to meet a Portfolio's objective.

Brokerage --  DVM

Under the sub-advisory agreement between Scudder Kemper and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the High Return Equity and Financial Services Portfolios' securities. At times investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Portfolio. On the other hand, the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio in some cases. The Board of Trustees believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

DVM, in effecting purchases and sales of portfolio securities for the account of the Portfolio, will implement the Portfolio's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolio and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the Portfolio and of other funds managed by Scudder Kemper and its affiliates, as well as to those firms that provide market, statistical and other research information to the Portfolio and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees, the Portfolio could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Portfolio and other clients. Not all of such research services may be useful or of value in advising the Portfolio. Research benefits will be available for all clients of DVM. The sub-advisory fee paid by Scudder Kemper to DVM is not reduced because these research services are received.


Brokerage Commissions


The table below shows total brokerage commissions paid by each Portfolio (other than the Aggressive Growth and Technology Portfolios, which commenced operations on May 1, 1999) then existing for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.



                                                                Allocated
                                                                to Firms
                                                                Based on
                                                                Research in
Portfolio                       Fiscal 1998                     Fiscal  1998         Fiscal 1997           Fiscal 1996
-------------------------------------------------------------------------------------------------------------------------------

Money Market                                                                         $           0         $         0
-------------------------------------------------------------------------------------------------------------------------------
     Total Return                                                                    $   1,512,000         $ 1,562,000
-------------------------------------------------------------------------------------------------------------------------------
     High Yield                                                                      $   3,627,000         $ 2,567,000
-------------------------------------------------------------------------------------------------------------------------------
Growth                                                                               $   1,936,000         $ 1,782,000
-------------------------------------------------------------------------------------------------------------------------------
Government Securities                                                                $      16,000         $    20,000
-------------------------------------------------------------------------------------------------------------------------------
     International                                                                   $     747,000         $   936,000
-------------------------------------------------------------------------------------------------------------------------------
     Small Cap Growth                                                                $   2,658,000         $   787,000
-------------------------------------------------------------------------------------------------------------------------------
     Investment Grade Bond                                                           $      31,000         $     6,000**
-------------------------------------------------------------------------------------------------------------------------------
     Contrarian Value                                                                $      92,000         $    26,000**
-------------------------------------------------------------------------------------------------------------------------------
High Return Equity*
-------------------------------------------------------------------------------------------------------------------------------
     Small Cap Value                                                                 $      31,000         $    50,000**
-------------------------------------------------------------------------------------------------------------------------------
     Value+Growth                                                                    $      97,000         $    15,000**
-------------------------------------------------------------------------------------------------------------------------------
     Horizon 20+                                                                     $      35,000         $     5,000**
-------------------------------------------------------------------------------------------------------------------------------
     Horizon 10+                                                                     $      37,000         $     6,000**
-------------------------------------------------------------------------------------------------------------------------------
     Horizon 5                                                                       $      17,000         $     2,000**
-------------------------------------------------------------------------------------------------------------------------------
     Blue Chip                                                                       $      31,000***                --
-------------------------------------------------------------------------------------------------------------------------------
     Global Income                                                                   $           0***                --
-------------------------------------------------------------------------------------------------------------------------------
International Growth and
  Income*
-------------------------------------------------------------------------------------------------------------------------------
Global Blue Chip*
-------------------------------------------------------------------------------------------------------------------------------

*        Commencement of Operations on May 1,  1998 through December 31,  1998.


**       Commencement of Operations on May 1, 1996 through December 31, 1996.

***      Commencement of Operations on May 1, 1997 through December 31, 1997.

                       INVESTMENT MANAGER AND DISTRIBUTOR


Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Adviser"), 345 Park Avenue, New York, New York is investment manager for each Portfolio. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as investment manager to each Portfolio, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The agreement provides that each Portfolio pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are affiliates of the investment manager), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.


The agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Portfolios may become subject to the investment management agreement. The provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.


ZIML, 1 South Place, London, U.K. EC2M 2ZS, an affiliate of Scudder Kemper, is the sub-adviser for the International and Global Income Portfolios. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and Scudder Kemper for the Portfolios. ZIML is subject to regulation by the Investment Management Regulatory Organization in England as well as the U.S. Securities and Exchange Commission.


Under the terms of the Sub-Advisory Agreement for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by Scudder Kemper to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZIML may, under the terms of the Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from Scudder Kemper a monthly fee at 1/12 of the following annual rates applied to the portion of the average daily net assets of each Portfolio allocated by Scudder Kemper to ZIML for management: .35% for the International Portfolio and
 .30% for the Global Income Portfolio. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.


The Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.


The Sub-Advisory Agreement with ZIML continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The Sub-Advisory Agreement
may be terminated at any time for a Portfolio upon 60 days notice by Scudder Kemper, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If
additional  Portfolios  become  subject  to  the  Sub-Advisory  Agreement,   the
provisions concerning continuation, amendment and termination shall be on a Portfolio-by-Portfolio basis. Additional Portfolios may be subject to a different agreement.

Dreman Value Management, L.L.C. ("DVM"), Three Harding Road, Red Bank, New Jersey 07701, is the sub-adviser for the High Return Equity Portfolio and the Financial Services Portfolio. DVM is controlled by David N. Dreman. DVM serves as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and Scudder Kemper for each Portfolio.

Under the terms of each Sub-Advisory Agreement, DVM manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as Scudder Kemper may, from time to time, reasonably request. The current sub-advisory fee rates paid by Scudder Kemper to DVM for each Portfolio are in the prospectus under "Investment Manager and Distributor."


Each Sub-Advisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Sub-Advisory Agreement.


Each Sub-Advisory Agreement with DVM remains in effect until May 1, 2003 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through May 1, 2003 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by Scudder Kemper or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will  terminate  automatically  upon  assignment  or  upon  termination  of  the
Portfolio's investment management agreement. DVM may not terminate the Sub-Advisory Agreement prior to May 1, 2001. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to Scudder Kemper.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the former investment manager for each Portfolio other than the Contrarian, Small Cap Value, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, and Zurich Kemper Value Advisors, Inc. ("ZKVA"), a former subsidiary of Zurich and the former investment manager for the Contrarian and Small Cap Value Portfolios. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. In addition, ZIML is a wholly-owned subsidiary of Zurich.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Because each transaction between Scudder and Zurich and B.A.T and Zurich resulted in the assignment of the Portfolios' investment management agreements with ZKI and ZKVA, as well as the sub-advisory agreements with ZIML for certain Portfolios, the agreements were deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Fund and Scudder Kemper, and new sub-advisory agreements between Scudder Kemper and ZIML for the International and Global Income Portfolios, were approved by the Fund's Board of Trustees and shareholders. The current investment management and sub-advisory agreements were effective as of September 7, 1998, and will be in effect for an initial term ending on the same date as would the previous investment management and sub-advisory agreements. The investment management agreements for Aggressive Growth and Technology are effective as of May 1, 1999.

The Portfolios' investment management and sub-advisory agreements are on substantially the same terms as the investment management and sub-advisory agreements terminated by the transaction, except that Scudder Kemper is the new investment manager to the Portfolios.


The sub-adviser fees paid by Scudder Kemper to ZIML for the International and Global Income Portfolios for the period from May 1, 1997 (inception) through December 31, 1997 were $657,013 and $3,176, respectively
                                                        ----------------.
The current investment management fee rates paid by the Portfolios are in the prospectus under "Investment Manager."

The investment management fees paid by each Portfolio (other than the Aggressive Growth and Technology Portfolios, which commenced operations on May 1, 1999) for its last three fiscal years are shown in the table below.

Portfolio                                                         Fiscal 1998         Fiscal 1997          Fiscal 1996
---------                                                         -----------         -----------          -----------

  Money Market                                                                          $   497,000         $     376,000
  Total Return                                                                          $ 4,072,000         $   3,691,000
  High Yield                                                                            $ 1,991,000         $   1,565,000
Growth                                                                                  $ 3,142,000         $   2,658,000
Government Securities                                                                   $   460,000               485,000
  International                                                                         $ 1,419,000         $   1,174,000
  Small Cap Growth                                                                      $   633,000         $     340,000
  Investment Grade Bond                                                                 $    46,000         $       4,000*
Contrarian Value                                                                        $   604,000         $      44,000*
High Return Equity***
 Small Cap Value                                                                        $   307,000         $      33,000*
 Value+Growth                                                                           $   257,000         $      22,000*
 Horizon 20+                                                                                56,000          $       6,000*
 Horizon 10+                                                                            $    77,000         $      11,000*
 Horizon 5                                                                              $    44,000                5,000*
 Blue Chip                                                                              $    27,000**                  --
 Global Income                                                                               9,000**                   --
International Growth and
   Income***
Global Blue Chip***


*        Commencement of Operations on May 1, 1996 through December 31, 1996.

**       Commencement of Operations on May 1, 1997 through December 31, 1997.


***      Commencement of Operations on May 1, 1998 through December 31, 1998.

Fund Accounting Agent. Scudder Fund Accounting Corp. ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to each Portfolio other than the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to those Portfolios under its agreement with such Portfolios. The Aggressive Growth, Technology, High Return Equity and Financial Services Portfolios each pays SFAC an annual fee equal to .025% of the first $150 million of average daily net assets of the Portfolio, .0075% of the next $850 million of such assets and .0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The Global Blue Chip and International Growth and Income Portfolios each pays SFAC an annual fee equal to .065% of the first $150 million of average daily net assets of the Portfolio, .04% of the next $850 million of such assets and .02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of Scudder Kemper, is the distributor and principal underwriter for shares of the Fund in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires six month's notice.

Investors Fiduciary Trust Company ("IFTC"), has entered into an agreement with Kemper Investors Life Insurance Company ("KILICO") whereby KILICO provides certain record keeping services. During the year ended December 31, 1997, no fees for record keeping or dividend-paying agents' services, were paid to KILICO.

Independent Auditors And Reports To Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 N. LaSalle St., Chicago, Illinois, serves as legal counsel to each Portfolio other than the Financial Services, Global Blue Chip, and International Growth and Income Portfolios. Dechert Price & Rhoads, Ten Post Office Square South, Boston, Massachusetts, serves as legal counsel to the Financial Services, Global Blue Chip, and International Growth and Income Portfolios. Aggressive Growth and Technology .


                        PURCHASE AND REDEMPTION OF SHARES


Fund shares are sold at their net asset value next determined after an order and payment are received as described in the Fund's prospectus.

Upon receipt by a Portfolio's Transfer Agent, of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


                              OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their principal occupations, employment history for the past five years, and their affiliations, if any, with Scudder Kemper or ZIML, the investment manager or sub-adviser for the Fund and KDI, the Fund's principal underwriter or their affiliates, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.


JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer, Energy Adviser for the White House and United States Ambassador to Saudi Arabia, 1973-76.


ARTHUR R. GOTTSCHALK (02/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelley Corp.; formerly, attorney.


FREDERICK T. KELSEY (04/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Funds; formerly, Trustee of the Pilot Funds.

THOMAS W. LITTAUER* (4/26/55), Trustee and Vice President, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper.

DANIEL  PIERCE*   (3/18/34),   Trustee,   Two   International   Place,   Boston,
Massachusetts; Chairman of the Board and Managing Director, Scudder Kemper; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.


FRED B. RENWICK (02/01/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc., Director, the Wartburg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions Evangelical Lutheran Church of America.

JOHN B. TINGLEFF (05/04/35), Trustee, 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates
(management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.



JOHN G. WEITHERS (08/08/33), Trustee, 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.


MARK  S.  CASADY*  (9/21/60),   President,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Scudder Kemper; formerly Institutional Sales Manager of an unaffiliated mutual fund distributor.

DAVID H.  BURSHTAN*  (10/24/61),  Vice  President,  222 South  Riverside  Plaza,
Chicago, Illinois; Vice President, Scudder Kemper; formerly, employed as a senior international securities analyst from 1993 to 1995.

ROBERT S. CESSINE* (01/05/50), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, Vice President, Wellington Management Company.

TRACY McCORMICK * (9/27/54), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, senior vice president and portfolio manager for an investment management company from August 1992 to September 1995.

PHILIP J. COLLORA* (11/15/45), Vice President and Secretary, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President, Scudder Kemper.

PHILIP S. FORTUNA* (11/30/57), Vice President, 101 California Street, Suite 4100, San Francisco, California; Managing Director, Scudder Kemper.

ANN M. McCREARY* (11/6/56), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

MICHAEL A. McNAMARA* (12/28/44), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

ROBERT C. PECK, JR.* (10/1/46), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to 1997.

KATHRYN L. QUIRK* (12/3/52), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR.* (03/26/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

HARRY E. RESIS, JR.* (11/24/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

STEVEN H. REYNOLDS* (09/11/43), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, senior vice president and equity portfolio manager for an investment advisory firm from 1991 to September 1995.

THOMAS F. SASSI* (11/7/42), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; formerly, consultant with an unaffiliated investment consulting firm and an officer of an unaffiliated investment banking firm from 1993 to 1996.

RICHARD L. VANDENBERG* (11/16/49), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, senior vice president and portfolio manager with an unaffiliated investment management firm.

LINDA J. WONDRACK* (9/12/64), Vice President, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN R. HEBBLE* (6/27/58), Assistant Treasurer, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

MAUREEN E. KANE* (2/14/62), Assistant Secretary, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior there to,
Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

CAROLINE  PEARSON*  (4/1/62),  Assistant  Secretary,  Two  International  Place,
Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Associate, Dechert Price & Rhoads (law firm), 1989 to 1997.

ELIZABETH C. WERTH* (10/1/47), Assistant Secretary, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; Vice President, KDI.


* Interested persons of the Fund as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the 1998 calendar year.


                                                                                   Total
                                                                                Compensation
                                                                                    From
                                                                                  Fund and
                                                    Aggregate                   Fund Complex
                                                  Compensation                    Paid to
Name of Trustee                                     From Fund                    Trustees**
---------------                                     ---------                    ----------

James E. Akins
Arthur R. Gottschalk*
Frederick T. Kelsey
Fred B. Renwick
John B. Tingleff
John G. Weithers

 * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and prior fiscal years for this Fund are $ for Mr. Gottschalk.

** Includes compensation for service on the Boards of 14 funds managed by Scudder Kemper and its affiliates with fund portfolios during calendar year 1997. Each trustee currently serves as a board member of 15 funds managed by Scudder Kemper and its affiliates with fund portfolios. Total Compensation does not reflect amounts paid by Scudder Kemper Investments Inc. to the trustees for meetings regarding the combination of ZKI and B.A.T. Such amounts totaled $ , $ , $ , $ , $ and $ for Messrs. Akins, Gottschalk, Kelsey, Renwick, Tingleff and Weithers, respectively.

TO BE UPDATED


As of March 2, 1998, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Portfolio of the Fund.


As of March 2, 1998, all the shares of the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth, Investment Grade Bond, Contrarian, Small Cap Value, Value+Growth, Horizon, Blue Chip and Global Income Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), Separate Account KGC ("KGC"), Separate Account KG ("KG"), Cova Variable Annuity Account One ("Cova One") and Cova Variable Annuity Account Five ("Cova Five") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA and KVSA, Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, and Cova Financial Services Life Insurance Company and Cova Financial Life Insurance Company (collectively, "Cova") will vote the shares held of record by Cova One and Cova Five, only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA and KVSA, and Allmerica disclaims beneficial ownership of the shares of these portfolios held of record by KGC and KG, and Cova disclaims beneficial ownership of the shares of these portfolios held of record by Cova One and Cova Five.


                                 NET ASSET VALUE


The net asset value per share of each Portfolio is the value of one share and is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding. The net asset value of shares of the Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the
"Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. With respect to Portfolios with securities listed primarily on foreign exchanges, such securities may trade on days when the Portfolio's net asset value is not computed; and therefore, the net asset value of a Portfolio may be significantly affected on days when the investor has no access to the Portfolio.

Each Portfolio other than the Money Market, Aggressive Growth, Technology, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios



Portfolio securities traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world; the calculation of net asset value does not necessarily take place contemporaneously with the determination of the prices of a Portfolio's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining a Portfolio's net asset value, any assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates.

Aggressive Growth, Technology, High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios



An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, are valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager may calculate the price of that debt security, subject to limitations established by the Board.


An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.


If, in the opinion of the Fund's Valuation Committee of the Fund's Board, the value of a Portfolio asset as determined in accordance with these procedures does not represent the fair market value of the Portfolio asset, the value of the Portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other Portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.


                               DIVIDENDS AND TAXES

Dividends. The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

Taxes. Each Portfolio intends to continue to qualify (or, for the High Return Equity, Financial Services, Global Blue Chip, and International Growth and Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Fund and its shareholders.


Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Fund and its Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                               SHAREHOLDER RIGHTS


The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series" and on May 1, 1999 the Fund changed its name from "Investors Fund Series." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. The Board of Trustees may also authorize the establishment of a multiple class fund structure. This would permit the Fund to issue classes that would differ as to the allocation of certain expenses, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Currently, the Fund does not offer a multi-class fund structure, but it may adopt such a structure at a future date.

On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios in this Prospectus reflect the Accounts as the continuing entities.

Information about the Portfolios' investment performance is contained in the Fund's 1998 Annual Report to Shareholders, which may be obtained without charge from the Fund.

Shareholder inquiries should be made by writing the Fund at the address shown .

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.

TO BE UPDATED


                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder

Kemper Variable Series

We have audited the accompanying statement of net assets of the of Kemper Variable Series as of . This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.


In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of each of the Portfolio of Kemper Variable Series at in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP


Chicago, Illinois
____________, 1999

TO BE UPDATED

                             KEMPER VARIABLE SERIES

                     STATEMENT OF NET ASSETS -- April __, 1999

          ASSETS

Cash

Organization Costs
         Total Assets

         LIABILITIES

Organization costs payable
         Net assets

         NET ASSETS

   Netassets, applicable to
   shares of beneficial
   interest (unlimited number
   of shares authorized, no
   par value) outstanding

        THE PRICING OF SHARES

Net asset value and redemption
   price per share, applicable
   to each Portfolio ($1,200 +
   1,200 shares outstanding)              $ 1.000            $ 1.000


  Maximum offering price per
   share, applicable to each
   Portfolio (net asset value)            $ 1.000            $ 1.000


Notes:


1. Kemper Variable Series (the "Fund") was organized as a business trust under the laws of The Commonwealth of Massachusetts on January 22, 1987. All shares of beneficial interest of the above Portfolios were issued to Scudder Kemper Investments, Inc. ("Scudder Kemper"), the investment manager for the Portfolios of the Fund, on April 24, 1998. The Fund may establish multiple series; currently twenty series have been established.


2. Costs of $15,000 incurred by each of the above Portfolios in conjunction with its organization, are amortized over the five year period beginning May 1, 1998. If any of the shares purchased by Scudder Kemper are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption.

                       APPENDIX -- RATINGS OF INVESTMENTS


                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings


Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.


CORPORATE BONDS


Standard &  Poor's Corporation Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.


Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              KEMPER INVESTORS FUND

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------
                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust dated April 24, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement)

                    (b)                     By-laws.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement filed on April 27, 1995)

                    (c)                     Text of Share Certificate.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement filed on April 27, 1995)

                   (d)(1)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                   (d)(2)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper High Yield Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                   (d)(3)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Growth Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                   (d)(4)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Government Securities Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            Filed herein.

                   (d)(5)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper International Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                   (d)(6)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            Filed herein.

                   (d)(7)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Investment Grade Bond Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            Filed herein.

                   (d)(8)                   Investment Management Agreement (IMA) between the Registrant, on behalf

                                        2

                                            of Kemper Value+Growth Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            Filed herein.

                   (d)(9)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 20+ Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(10)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 10+ Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(11)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 5 Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(12)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Contrarian Value Portfolio and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            Filed herein.

                  (d)(13)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Small Cap Value Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(14)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Blue Chip Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(15)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Global Income Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(16)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper-Dreman High Return Equity Portfolio and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            Filed herein.

                  (d)(17)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper-Dreman Financial Services Portfolio and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            Filed herein.

                  (d)(18)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Global Blue Chip Portfolio and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            Filed herein.

                                       3

                  (d)(19)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper International Growth and Income Portfolio and Scudder Kemper
                                            Investments, Inc., dated September 7, 1998.
                                            Filed herein.

                  (d)(20)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Total Return Portfolio and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            Filed herein.

                  (d)(21)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Scudder Kemper Investments, Inc.,
                                            dated May 1, 1999.
                                            To be filed by Amendment.

                  (d)(22)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Technology Portfolio and Scudder Kemper Investments, Inc., dated May
                                            1, 1999.
                                            To be filed by Amendment.

                   (e)(1)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc. dated August 1, 1998.
                                            Filed herein.

                   (e)(2)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc. dated September 7, 1998.
                                            Filed herein.

                    (f)                     Inapplicable.

                   (g)(1)                   Custody Agreement between the Registrant on behalf of Kemper Money Market
                                            Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio,
                                            Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper
                                            International Portfolio, Kemper Small Cap Growth Portfolio, Kemper
                                            Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper
                                            Horizon 20+ Portfolio, Kemper Horizon 10+Portfolio, Kemper Horizon 5
                                            Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio,
                                            Kemper Blue Chip Portfolio and Kemper Global Income Portfolio and Investors
                                            Fiduciary Trust Company dated March 1, 1995.
                                            (Incorporated herein by reference to Post-Effective Amendment No.14 to the
                                            Registration Statement filed on April 27, 1995.)

                   (g)(2)                   Foreign Custodian Agreement between Chase Manhattan Bank and Kemper
                                            Investors Fund dated January 2, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No.14 to the
                                            Registration Statement filed on April 27, 1995.)

                   (g)(3)                   Custody Agreement between the Registrant on behalf of Kemper-Dreman High
                                            Return Equity Portfolio and Kemper-Dreman Financial Services Portfolio and
                                            State Street Bank and Trust Company dated April 24, 1998.
                                            Filed herein.

                   (g)(4)                   Custody Agreement between the Registrant, on behalf of Kemper


                                       4

                                            International Growth and Income Portfolio and Kemper Global
                                            Blue Chip Portfolio, and Brown Brothers Harriman & Co. dated
                                            May 1, 1998.
                                            Filed herein.

                   (h)(1)                   Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust
                                            Company dated March 24, 1987.
                                            (Incorporated herein by reference to Post-Effective Amendment No.14 to the
                                            Registration Statement filed on April 27, 1995.)

                   (h)(2)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High
                                            Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities
                                            Portfolio, Kemper International Portfolio, Kemper Small Cap Growth
                                            Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth
                                            Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+Portfolio, Kemper
                                            Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value
                                            Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio and
                                            Scudder Fund Accounting Corporation dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement filed on March 26, 1998.)

                   (h)(3)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper-Dreman High Return Equity Portfolio, Kemper-Dreman Financial Services
                                            Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth
                                            and Income Portfolio and Scudder Fund Accounting Corp., dated May 1st, 1998.
                                            Filed herein.

                   (h)(4)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Portfolio and
                                            Scudder Fund Accounting Corporation dated _____.
                                            To be filed by Amendment.

                   (h)(5)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman
                                            Value Management, L.L.C., dated September 7, 1998, for Kemper-Dreman High
                                            Return Equity Portfolio.
                                            Filed herein.

                   (h)(6)                   Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of
                                            Investors Fund Series and Dreman Value Management, L.L.C., dated September
                                            7, 1998, for Kemper-Dreman Financial Services Portfolio.
                                            Filed herein.

                   (h)(7)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited dated September 7, 1998 for Kemper Global Income
                                            Portfolio.
                                            Filed herein.

                   (h)(8)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited dated September 7, 1998 for Kemper International
                                            Portfolio.
                                            Filed herein.

                                       5

                    (i)                     Inapplicable.

                    (j)                     Consent of Independent Accountants.
                                            To be filed by Amendment.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)                     Financial Data Schedule.
                                            To be filed by Amendment.

                    (o)                     Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo

                                       7

                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None.

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President.

                                       8

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President.
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None.
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President.
                                           Officer

         Paula Gaccione                    Vice President                          None.

         Michael E. Harrington             Vice President                          None.

         Robert A. Rudell                  Vice President                          None.

         William M. Thomas                 Vice President                          None.

         Elizabeth C. Werth                Vice President                          Assistant Secretary.

         Todd N. Gierke                    Assistant Treasurer                     None.

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary.

         Paul J. Elmlinger                 Assistant Secretary                     None.

         Diane E. Ratekin                  Assistant Secretary                     None.

         Daniel Pierce                     Director, Chairman                      Chairman of the Board and Trustee.

         Mark S. Casady                    Director, Vice Chairman                 President.

         Stephen R. Beckwith               Director                                None.

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 11th day of February, 1999.

                                          INVESTORS FUND SERIES


                                          By  /s/ Mark S. Casady
                                              ----------------------------
                                              Mark S. Casady, President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 11, 1999 on behalf of the following persons in the capacities indicated.


   SIGNATURE                                        TITLE
   ---------                                        -----


   /s/Daniel Pierce
   -------------------------------------------
   Daniel Pierce *                                  Chairman and Trustee


   /s/James E. Akins
   -------------------------------------------
   James E. Akins*                                  Trustee


   /s/Arthur R. Gottschalk
   -------------------------------------------
   Arthur R. Gottschalk *                           Trustee


   /s/Frederick T. Kelsey
   -------------------------------------------
   Frederick T. Kelsey *                            Trustee


   /s/Thomas W. Littauer
   -------------------------------------------
   Thomas W. Littauer                               Trustee


   /s/Fred B. Renwick
   -------------------------------------------
   Fred B. Renwick *                                Trustee


   /s/John B. Tingleff
   -------------------------------------------
   John B. Tingleff*                                Trustee


   /s/John D. Weithers
   -------------------------------------------
   John D. Weithers*                                Trustee

   /s/ John R. Hebble
   -------------------------------------------
   John R. Hebble                                   Treasurer (Principle
                                                    Financial and Accounting
                                                    Officer)



By:      /s/ Philip J. Collora
         -------------------------------------
         Philip J. Collora

         * Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on March 26, 1998.

File No. 33-11802
File No. 811-5002


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 23
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              KEMPER INVESTORS FUND

                              KEMPER INVESTORS FUND

                                  EXHIBIT INDEX



                                 Exhibit (d)(1)
                                 Exhibit (d)(2)
                                 Exhibit (d)(3)
                                 Exhibit (d)(4)
                                 Exhibit (d)(5)
                                 Exhibit (d)(6)
                                 Exhibit (d)(7)
                                 Exhibit (d)(8)
                                 Exhibit (d)(9)
                                 Exhibit (d)(10)
                                 Exhibit (d)(11)
                                 Exhibit (d)(12)
                                 Exhibit (d)(13)
                                 Exhibit (d)(14)
                                 Exhibit (d)(15)
                                 Exhibit (d)(16)
                                 Exhibit (d)(17)
                                 Exhibit (d)(18)
                                 Exhibit (d)(19)
                                 Exhibit (d)(20)
                                 Exhibit (e)(1)
                                 Exhibit (e)(2)
                                 Exhibit (g)(3)
                                 Exhibit (g)(4)
                                 Exhibit (h)(3)
                                 Exhibit (h)(5)
                                 Exhibit (h)(6)
                                 Exhibit (h)(7)
                                 Exhibit (h)(8)

                                       12